United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: October 31, 2020

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

            The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $79,900 for the year ended October 31, 2019 and $101,450 for the year ended October 31, 2020.

(b)        Audit-Related Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2019 and $0 for the year ended October 31, 2020.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $29,000 for the year ended October 31, 2019 and $0 for the year ended October 31, 2020.  The 2019 payments were for Thrivent Municipal Bond Fund amortization review.

(c)        Tax Fees

            The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $25,770 for the year ended October 31, 2019 and $26,448 for the year ended October 31, 2020.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2019 and $0 for the year ended October 31, 2020.

(d)        All Other Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2019 and October 31, 2020.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $14,220 for the year ended October 31, 2019 and $3,600 for the year ended October 31, 2020.  The 2019 and 2020 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards. In addition, for fiscal year ended October 31, 2019 there were fees related to the merger of certain series of Thrivent Mutual Funds and/or certain series of Thrivent Series Fund, Inc.  These figures are also reported in response to item 4(g) below.

(e)        Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)         Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2020 were for work performed by persons other than full-time permanent employees of PwC.

(g)        The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2019 and October 31, 2020 were $14,220 and $3,600 respectively.  These figures are also reported in response to item 4(d) above.

(h)        Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under
Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated  Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment  Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 30, 2020                                              Thrivent Core Funds

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 30, 2020                                              By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date: December 30, 2020                                              By:   /s/ Gerard V. Vaillancourt
                                                                                               Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Annual Report
October 31, 2020
Thrivent Core Funds

Table of Contents
Portfolio Perspectives
Thrivent Core Emerging Markets Debt Fund 2
Thrivent Core Emerging Markets Equity Fund 4
Thrivent Core International Equity Fund 6
Thrivent Core Low Volatility Equity Fund 8
Thrivent Core Short-Term Reserve Fund 10
Shareholder Expense Example 12
Report of Independent Registered Public Accounting
Firm 13
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 15
Thrivent Core Emerging Markets Equity Fund 20
Thrivent Core International Equity Fund 28
Thrivent Core Low Volatility Equity Fund 35
Thrivent Core Short-Term Reserve Fund 39
Statement of Assets and Liabilities 46
Statement of Operations 48
Statement of Changes in Net Assets 50
Notes to Financial Statements 52
Financial Highlights 64
Additional Information 66
Board of Trustees and Officers 67

Thrivent Core Emerging Markets Debt Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
James B. Carlen, CFA, Portfolio Manager
The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Debt involves risks including emerging markets, sovereign debt, foreign securities, credit, interest rate, market, LIBOR, high yield, investment adviser, issuer, derivatives, liquidity, ETF, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Core Emerging Markets Debt Fund earned a return of 4.49%, compared with the return of its market benchmark, the Bloomberg
Barclays EM USD Aggregate Index, of 3.38%.
What factors affected the Fund’s performance?
Despite suffering from a historically sharp recession caused by a global pandemic, emerging market (EM) debt as a sector and the Fund specifically generated solid absolute and relative returns during the reporting period. Continuing a recent pattern, the global backdrop was the primary source of uncertainty for EM debt. In particular, the pandemic generated questions about the effectiveness and durability of developed market (DM) monetary and fiscal stimulus to act as a bridge until a vaccine is widely available. Although global output staged a significant, albeit partial, recovery from the year’s earlier collapse in the second half of the period, the strength of that recovery remained in question as COVID-19 outbreaks were accelerating again at period end.
After four months of rangebound trading for EM debt, the rest of the reporting period was overshadowed by the impact of the pandemic and questions about the timing for returning to normalcy. While DM stimulus helped support global output, EM countries had less ability to stimulate their economies because of already constrained budgets, although they were able to follow the U.S. Federal Reserve and ease monetary policy. Country-specific policies toward the pandemic and the severity of outbreaks varied widely. Although EM countries benefit from their generally younger populations, their health care systems are less robust.
One important development for EM economies was the International Monetary Fund’s decision to initiate a new low-conditionality credit line called the Rapid Financing Instrument, along with more active lending by the World Bank and other multilateral agencies. This helped bridge the spike in 2020 funding needs for many EM countries, but left unanswered the question about what happens in 2021 and beyond. The G-20 and World Bank have implemented an effort to suspend debt service in 2020, but so far it has focused on relief from public sector bilateral debt, with no consensus and little appetite to broadly tackle the issue of commercial debt (e.g., global bonds like those held in the Fund). However, the issue of too much sovereign debt and questions about funding for more large deficits in 2021 has not gone away. Many of the weaker EM countries came into the pandemic with already-compromised balance sheets. The strength of balance sheets is varied as is the impact from the pandemic with tourism-focused economies most impacted. Argentina and Ecuador just implemented yet another restructuring, and Zambia is coming up next. Sri Lanka is similarly at risk of running out of funding in 2021. The strength of growth in 2021 and the timing of vaccines will be key for determining how isolated EM debt distress is over the next few years.
The return profiles of the Fund and the EM debt sector were quite volatile during the period. After a steady first four months, the sector collapsed in February due to the pandemic, only to recover in the following four months and then trade in a tight range for the remainder of the period. With the 10-year Treasury yield falling about 100 basis points during the period, duration (interest-rate sensitivity) and beta (volatility) played outsized roles in returns within the EM debt sector and the Fund. Also, the price of Brent crude oil dropped by approximately 35% during the period due to oversupply and falling demand, which disproportionately hurt the Fund's benchmark because of its greater exposure to oil producers. The Fund outperformed its benchmark mainly due to overweightings in Paraguay, the Dominican
Republic, Colombia, Ivory Coast and an underweighting to Sri Lanka. Detractors included overweighted positions in oil quasi-sovereigns such as Pemex and Petrobras and underweightings to low-risk, longer-duration countries that directly benefited from lower Treasury yields, including the Arab Gulf countries, the Philippines and Uruguay.
What is your outlook?
Following the mid-year recovery, valuations for EM debt looked roughly fair by period end. The upside scenario for EM economies includes better visibility regarding vaccine timing and greater confidence in an accelerating economic recovery; however, some of this anticipated good news is already priced into EM debt spreads. The Fed will likely continue to be a backstop for the U.S. fixed-income market, which provides some support for EM debt as well. EM fundamentals are mixed with some important issuers facing the need to address long-
delayed structural issues, such as Brazil and Mexico, to regain control of their sovereign debt and accelerate growth. Issuers like Turkey and South Africa seem on the path to further volatility and deterioration, while others are at risk of joining the list of defaulters if global growth does not accelerate and they do not implement delayed fiscal adjustment. We will continue to carefully monitor exposures to sectors that will recover more gradually from the pandemic, such as tourism and other cross-border services. U.S. interest rates are less likely to be a major tailwind in the coming year and may reverse somewhat if global growth momentum accelerates. Nonetheless, we see some stable-to-improving country stories where the Fund remains overweighted such as the Dominican Republic and Paraguay. Global
DM monetary policy looks set to remain neutral to easy and external policy factors could play a somewhat constructive role for all risk assets in the coming year. On a valuation basis, we believe EM debt looks less stretched versus other risk sectors.

Major Market Sectors
(% of Net Assets)
Foreign Government 85.8%
Energy 6.5%
Unaffiliated Registered
Investment Companies 1.0%
Communications Services 0.6%
Utilities 0.6%
Capital Goods 0.4%
Consumer Cyclical 0.3%
Financials 0.1%
Top 10 Countries
(% of Net Assets)
Saudi Arabia 9.0%
Indonesia 8.5%
Qatar 7.8%
Mexico 6.7%
Turkey 6.3%
Egypt 5.3%
Colombia 5.3%
Russian Federation 5.2%
Dominican Republic 4.9%
United Arab Emirates 4.8%
Investments in securities in these countries
represent 63.8% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and
S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned.
Average Annual Total
Returns
1
As of October 31, 2020
1-Year
From Inception
9/5/2017
4.49% 3.86%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg Barclays EM USD Aggregate Index is a hard currency Emerging Markets debt benchmark that includes USD denominated debt from sovereign, quasi-sovereign, and corporate EM issuers.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Emerging Markets Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Emerging Markets Equity involves risks including emerging markets, regional, foreign securities, quantitative investing, equity security, market, foreign currency, issuer, investment adviser, ETF, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the since-inception period of January 31, 2020 to October 31, 2020?
Thrivent Core Emerging Markets Equity Fund earned a return of 3.60%, compared with the return of its market benchmark, the MSCI
Emerging Markets Index (USD Net Returns), of 5.81%.
What factors affected the Fund’s performance?
The impact of the global pandemic and subsequent response by governments dominated the investment landscape over the past year.
The year began well with equity markets up and economic growth continuing before the COVID-19 coronavirus emerged in early 2020.
The ensuing shutdowns resulted in a massive economic and financial crisis that was exacerbated by a plunge in oil prices, thrusting much of the world into an unexpected and deep recession. Risk assets sold off sharply with the Fund’s benchmark index falling more than 30%
from its peak in February to its low point in March. Global central banks quickly reacted with unprecedented monetary and fiscal policy responses to address the severely strained market liquidity and financial dislocation. Risk assets responded strongly across the globe, with international equities recovering their losses in the second half of the period to finish with a small gain overall.
Stock returns across emerging market (EM) countries varied widely, largely reflecting the severity of economic damage caused by the pandemic and the effectiveness of fiscal, monetary and public health responses. The hardest-hit countries, such as Brazil, faced the largest declines in their stock markets and remain well below their levels from the beginning of the period. Meanwhile, countries that were able to effectively limit the spread of the virus, including China, Taiwan and South Korea, had smaller declines and more robust recoveries, finishing the period with robust gains.
The market also saw a huge performance disparity between businesses that were hurt by the pandemic and those that benefited from changes in how people work, shop and interact. Energy stocks suffered the largest losses after pandemic-related reductions in everything from daily commuting to global travel caused oil demand to drop while supplies were increasing. Financial stocks, Utilities and Real Estate companies also finished the period with significant losses. In contrast, Information Technology stocks performed very well as people increasingly looked to technology in place of in-person interactions for work, school and socializing. Many retail stocks also performed well, especially companies with a large online presence, as well as shares of companies in the Health Care sector.
Among the quantitative factors we use to select securities, the Fund was hurt by its exposure to value factors because high-priced stocks continued to outperform low-priced stocks. The Fund was also hindered somewhat by the outperformance of large-cap stocks over smaller stocks. The Fund’s stock selection in India contributed positively to returns, while stock selection in China was the largest detractor.
The Fund benefited from its sector allocations, primarily its underweighting in the Financial sector.
What is your outlook?
Much like the past year, we expect developments in the pandemic to be the single largest factor affecting global markets in the coming year. Global central banks have responded to the pandemic with record monetary support, and many governments have also provided substantial fiscal stimulus. Combined with more recent positive, albeit somewhat early, results for several vaccines, we believe it may be time to begin rotating to more cyclical areas of the market. The recent behavior of quantitative factors has begun to hint at a rotation into value stocks after a long run of outperformance in growth stocks. The prospect of an end to the pandemic and associated economic weakness could provide the catalyst for this rotation; however, it is likely that a sustained rise in interest rates would be needed to confirm a prolonged period of value stock outperformance.
Going forward, factor exposures will continue to drive the investment process for this Fund. We continue to focus on finding EM equities from profitable companies with attractive valuations, positive price momentum, low volatility and high earnings quality. The Fund’s industry and country weightings will continue to be driven by the companies we own based on the factors we are emphasizing.

Portfolio Composition
(% of Portfolio)
Common Stock 93.0%
Short-Term Investments 6.0%
Preferred Stock 1.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 25.2%
Consumer Discretionary 20.3%
Financials 12.6%
Communications Services 12.4%
Materials 8.1%
Industrials 5.4%
Consumer Staples 5.0%
Energy 4.2%
Health Care 3.5%
Real Estate 2.3%
Top 10 Countries
(% of Net Assets)
China 24.4%
Cayman Islands 16.4%
Taiwan 15.3%
South Korea 12.0%
India 8.6%
Brazil 4.3%
South Africa 3.6%
Russian Federation 3.1%
Saudi Arabia 2.5%
Mexico 1.4%
Investments in securities in these countries
represent 91.6% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned.
Average
Annual
Total
Returns
1
As of
October 31,
2020
From Inception
1/31/2020
3.60%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI Emerging Markets Index-USD Net Returns is a modified capitalization-weighted index of selected emerging economies from around the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core International Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core International Equity involves risks including equity security, foreign securities, quantitative investing, foreign currency, market, issuer, investment adviser, large cap, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Core International Equity Fund earned a return of -9.32%, compared with the return of its market benchmark, the MSCI World Ex-
USA Index (net), of -6.79%.
What factors affected the Fund’s performance?
The year began well with equity markets up and economic growth continuing before the COVID-19 pandemic emerged in early 2020.
The ensuing shutdowns resulted in a massive economic and financial crisis that was exacerbated by a plunge in oil prices, thrusting much of the world into an unexpected and deep recession. Risk assets sold off sharply around the world with the Fund’s index falling by
35% from mid-January through March. Near the end of March, the Federal Reserve (Fed) and global central banks quickly reacted with unprecedented monetary and fiscal policy responses to address the severely strained market liquidity and financial dislocation. The Fed cut the federal funds target rate to 0%-0.25%, Treasury rates fell sharply, and the yield curve re-steepened as short-term rates dropped more than long term. Risk assets responded strongly across the globe with international equities recovering much of their losses in the second half of the period. By period end, growth and employment figures were rebounding more quickly than expected after lockdowns ended and economic activity resumed. However, the recovery remained in question with COVID-19 cases accelerating in the midst of quarantine fatigue and colder weather.
Over the period, performance among countries was quite divergent and directly correlated to the severity of the economic impact from the pandemic. For example, Italy and Spain were particularly hard hit and posted equity market returns deeply in negative territory for the fiscal year, while New Zealand was able to limit the impact and advance more than 23%. The market also saw a huge performance disparity between businesses that were hurt by the pandemic such as travel and hospitality-related areas and those that benefited like food retailers and anything related to work-from-home technologies. Across the globe, growth-oriented stocks continued to outperform by a wide margin, advancing by approximately 6% within the index versus a -18% return for value stocks over the period. Concerns about global growth prospects and the low interest rate environment, including record amounts of negative yielding bonds in Europe and Asia, made growth companies more attractive as investors looked for future rather than current earnings. The Technology and Health Care sectors led the market recovery, while Energy, Real Estate and Financials lagged over the period. Price momentum, which involves buying past winners and selling past losers, was a very strong strategy globally during the period, even in Japan where that factor has historically not worked.
Our team uses a quantitative approach to select securities that focuses on emphasizing certain factors in the markets that we believe will outperform. During the period, several factors detracted from the Fund’s performance versus the benchmark. The portfolio’s material overweighting toward smaller-cap stocks detracted significantly because large-cap stocks outperformed by a wide margin. The Fund was also hurt by its exposure to low-volatility stocks, which did not provide the downside protection we would typically expect during a market drawdown. We believe these stocks were negatively impacted by the market’s overall illiquidity during the most intense selling days. Safer-
haven assets such as low-volatility and stable stocks, Treasury securities and gold were under more pressure because they were easier to sell. In addition, stock selection detracted in Japan, particularly in the Industrials sector. The Fund also did not own heavily shorted stocks that subsequently outperformed after hedge funds reduced leverage, forcing them to buy back many short positions. However, we employed derivatives to rebalance equity exposures to the Fund’s tactical targets, which positively impacted results, particularly during volatile market conditions.
What is your outlook?
Our outlook is fairly constructive since the global economy is recovering and we saw encouraging news about effective COVID-19 vaccines shortly after the period ended. The coming year will likely continue to be dominated by pandemic news with volatility remaining elevated until cases decline, restrictions are lifted and effective vaccines are in use. Reduction of political uncertainty surrounding the U.S.
presidential and Senate elections should also help to reduce volatility going forward and provide more clarity about the timing of additional
U.S. relief packages. So far, markets have reacted positively to the likelihood of a divided U.S. government. After a long period of growth outperformance, we see potential signs of a rotation into more cyclical areas including small-cap stocks and value.
Going forward, factor exposures will continue to drive the investment process for this Fund. Our portfolio remains materially overweighted in the small-cap segment. We continue to focus on finding international equities from profitable companies with attractive valuations, positive price momentum, low volatility and high earnings quality. The Fund’s industry and country weightings will continue to be driven by the companies we own based on the factors we are emphasizing.

Portfolio Composition
(% of Portfolio)
Common Stock 99.7%
Short-Term Investments 0.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Industrials 18.5%
Financials 15.7%
Health Care 14.2%
Consumer Discretionary 10.0%
Materials 9.8%
Information Technology 9.0%
Consumer Staples 6.3%
Communications Services 5.8%
Real Estate 4.9%
Energy 4.4%
Top 10 Countries
(% of Net Assets)
Japan 23.5%
Switzerland 14.2%
United Kingdom 10.2%
Canada 9.7%
Netherlands 7.5%
France 7.4%
Germany 5.4%
Sweden 4.8%
Australia 4.3%
Denmark 3.0%
Investments in securities in these countries
represent 90.0% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned.
Average Annual Total
Returns
1
As of October 31, 2020
1-Year
From Inception
11/14/2017
-9.32% -3.13%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI World Ex-USA Index (Net) is an index which captures large and mid cap representation across 22 of 23 Developed Markets countries, ex-
cluding the United States
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Low Volatility Equity Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Core Low Volatility Equity involves risks including equity security, quantitative investing, market, issuer, investment adviser, large cap, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Fund perform during the 12-month period ended October 31, 2020?
Thrivent Core Low Volatility Equity Fund earned a return of 0.98%, compared with the return of its market benchmark, the MSCI USA
Minimum Volatility Index (USD), of -2.04%.
What factors affected the Fund’s performance?
The year began well with equity markets up and economic growth continuing before the COVID-19 pandemic emerged in early 2020. The ensuing shutdowns resulted in a massive economic and financial crisis that was exacerbated by a plunge in oil prices, thrusting much of the world into an unexpected and deep recession. Risk assets sold off sharply around the world with the U.S. stock market falling by 34%
from its peak through March 23, as measured by the S&P 500 Index. Near the end of March, the Federal Reserve (Fed) and global central banks quickly reacted with unprecedented monetary and fiscal policy responses to address the severely strained market liquidity and financial dislocation. The Fed cut the federal funds target rate to 0%-0.25%, Treasury rates fell sharply, and the yield curve re-steepened as short-term rates dropped more than long term. Risk assets responded strongly across the globe, and U.S. equities recovered their losses in the second half of the period. By period end, growth and employment figures were rebounding more quickly than expected after lockdowns ended and economic activity resumed. However, the trajectory of the recovery remained in question with COVID-19 cases accelerating in the midst of quarantine fatigue and colder weather.
Over the period, the stock market saw a huge performance disparity between businesses that were hurt by the pandemic such as travel and hospitality-related areas (airlines, hotels and cruise lines) and those that benefited like food retailers, online retailers and anything related to work-from-home technologies. The U.S. market was led by the Information Technology sector and concentrated in mega-cap tech stocks like Apple, Alphabet, Amazon and Facebook, with the NYSE FANG+ Index gaining 97%. Consumer Discretionary stocks also performed very well over the period. On the other hand, the sudden reduction in demand due to lockdowns caused oil prices to crash and even go negative for one day, leading to dramatic underperformance for the Energy sector. Financials also lagged significantly over the period. More broadly speaking, growth-oriented stocks continued to outperform by a wide margin, advancing by approximately
24% in the S&P 500 versus a -7% return for value stocks over the period. Concerns about global growth prospects and the low interest rate environment, including record amounts of negative yielding bonds in Europe and Asia, made growth companies more attractive as investors looked for future rather than current earnings. Among other quantitative factors, valuation and current profitability measures performed poorly, while the expected future earnings factor performed very well. Price momentum, which involves buying past winners and selling past losers, was also a very strong strategy during the period.
The Fund outperformed its benchmark during the period primarily through security selection, particularly in the Information Technology and Health Care sectors, while Materials and Real Estate detracted. We continued to use a quantitative approach to select securities that focuses on emphasizing certain factors in the market that we believe will outperform. Sector allocation also helped mainly because of the Fund’s underweighting in Energy, although an underweighted position in gold mining stocks hurt somewhat. On the other hand, low volatility as a strategy underperformed the broad market as measured by the S&P 500 over the period. Low volatility did not provide the downside protection we would typically expect during a market drawdown and also did not recover as quickly because the segment was less exposed to the mega-cap technology stocks that drove the U.S. market higher. We believe low-volatility stocks were negatively impacted by the market’s overall illiquidity during the most intense selling days. Safer-haven assets, such as low-volatility and stable stocks, Treasury securities and gold were under more pressure because they were easier to sell.
What is your outlook?
Our outlook is fairly constructive since the U.S. economy is recovering and we saw encouraging news about effective COVID-19 vaccines shortly after the period ended. The coming year will likely continue to be dominated by pandemic news with volatility remaining elevated until cases decline, restrictions are lifted and an effective vaccine is in use. Reduction of political uncertainty surrounding the U.S.
presidential and Senate elections should also help to reduce volatility going forward and provide more clarity about the timing of additional
U.S. relief packages. So far, markets have reacted positively to the likelihood of a divided U.S. government. After a long period of growth outperformance, we see potential signs of a rotation into more cyclical areas, including value-oriented stocks. A sustained increase in interest rates would also be supportive of value stock outperformance. We will continue to focus on finding profitable companies with low volatility, attractive valuations, positive price momentum and high-quality earnings. Industry weightings will continue to be driven by the companies we own based on the factors we are emphasizing.

Portfolio Composition
(% of Portfolio)
Common Stock 99.9%
Short-Term Investments 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 20.5%
Health Care 18.3%
Consumer Staples 13.8%
Industrials 13.1%
Financials 9.4%
Consumer Discretionary 7.3%
Utilities 6.7%
Communications Services 3.9%
Real Estate 3.9%
Materials 2.6%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 2.4%
NextEra Energy, Inc. 2.4%
Accenture plc 2.2%
McDonald's Corporation 2.2%
Johnson & Johnson 2.1%
PepsiCo, Inc. 2.0%
Home Depot, Inc. 1.7%
Procter & Gamble Company 1.7%
Merck & Company, Inc. 1.6%
Waste Management, Inc. 1.6%
These securities represent 19.9% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned.
Average Annual Total
Returns
1
As of October 31, 2020
1-Year
From Inception
2/28/2018
0.98% 9.39%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The MSCI USA Minimum Volatility Index (USD) is an index which aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid cap USA equity universe.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Core Short-Term Reserve Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Investment in Thrivent Core Short-Term Reserve Fund involves interest rate, LIBOR, mortgage-backed and other asset-backed securities, credit, financial sector, government securities, prepayment, redemption and share ownership, redemption and lending, large shareholder, regulatory, portfolio turnover rate, cybersecurity, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Thrivent Core Short-Term Reserve Fund (the “Fund”) seeks a high level of current income consistent with liquidity and the preservation of capital. To help meet this objective, the Fund is invested in investment-grade fixed-income securities; however, its overall weighted average maturity is limited to 180 days or less to help us manage the fluctuation in the Fund’s underlying share price. The Fund’s investments consist of U.S. dollar-denominated debt securities such as: obligations of federal, state and local governments, their agencies and instrumentalities; mortgage-backed and asset-backed securities; corporate debt securities; time deposits; repurchase agreements;
and other securities that have debt-like characteristics. The Fund may also invest in other investment companies that have exposure to fixed-income securities. The Fund primarily serves as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series Fund.
In response to the massive economic and financial crisis brought on by the COVID-19 pandemic, the Federal Reserve (Fed) cut interest rates twice in less than two weeks during March, bringing the federal funds target rate to 0%-0.25%. The Fed also immediately unleashed a number of programs to address the severely strained market liquidity and financial dislocation. These programs included unlimited asset purchases in the Treasury and agency mortgage-backed securities market; various facilities to support the flow of credit to dealers, corporations, municipalities and consumers; and the Money Market Mutual Fund Liquidity Facility (MMLF) to assist prime money market funds in meeting demands for redemptions. The Fed’s quick response boosted investors’ confidence in the liquidity of short-term assets and provided stability for various segments of the market. Rates fell sharply across the Treasury yield curve, but particularly for shorter maturities, and the curve re-steepened after beginning the period inverted at the short end.
For the 12-month period ended October 31, 2020, the Fund earned a return of 1.23%. During the reporting period, the Fund benefited from its lower exposure to government securities and high exposure to Tier II commercial paper. Also, the Fund was aided by its larger percentage of floating-rate securities, which adjust periodically to changing interest rates. The Fund’s 30-day yield at period end was
0.28%, which was significantly higher than the 0.13% yield of 60-day commercial paper (source: Bloomberg, U.S. Commercial Paper
Placed Top 60-Day Discount).
Because of the dramatic collapse in credit spreads and yields during the period, we were not able to pick up much additional yield by increasing credit exposure or extending duration. Therefore, we have significantly lowered the Fund’s allocation to commercial paper, increased its exposure to government securities and shortened its weighted average maturity (WAM). At period end, approximately
37% of the Fund’s portfolio was invested in commercial paper, compared to more than 60% one year ago. The remainder of the portfolio was invested in approximately 30% U.S. government obligations, 17% corporate bonds, 6% certificates of deposit (CDs), 5% municipal securities and 4% asset-backed securities. The Fund’s WAM fell from 68 days at the beginning of the fiscal year to 43 days by period end.
We typically target an average WAM of less than 65 days because it reduces the price sensitivity of the Fund’s portfolio to changes in interest rates and aids with liquidity. The Fund’s net assets totalled approximately $4.7 billion and its weighted average life (WAL) was 161 days at the end of October 2020. Because the primary purpose of the Fund is to provide liquidity to the Thrivent Mutual Funds and Thrivent
Series Fund, we will continue to manage its portfolio even more conservatively to preserve liquidity and minimize net asset value (NAV)
volatility.

Portfolio Composition
(% of Portfolio)
Short-Term Investments 100.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 40.0%
U.S. Government & Agencies 31.9%
U.S. Municipals 5.8%
Consumer Cyclical 4.9%
Utilities 3.5%
Consumer Non-Cyclical 3.3%
Asset-Backed Securities 3.1%
Energy 2.1%
Basic Materials 1.9%
Technology 1.5%
Top 10 Holdings
(% of Net Assets)
Federal Farm Credit Bank 4.3%
Federal Farm Credit Bank 2.1%
Federal Farm Credit Bank 2.1%
Federal Home Loan Bank 1.9%
Federal Farm Credit Bank 1.7%
Federal Agricultural Mortgage
Corporation 1.4%
Federal Farm Credit Bank 1.0%
BP Capital Markets plc 1.0%
Federal Home Loan Bank 0.9%
Toronto-Dominion Bank 0.9%
These securities represent 17.3% of the total
net assets of the Fund.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.
Average Annual
Total Returns
1
As of October 31, 2020
1-Year
From
Inception
5/2/2016
1.23% 1.61%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, visit SEC.gov. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg Barclays Short-term Government/Corporate Index – 3-6 months is an index which measures the performance of USD denominated, fixed rate, investment grade bonds that are in the government or corporate sector and have a remaining maturity of 3-6 months.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May
1, 2020 through October 31, 2020.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 5/1/2020
Ending Account Value
10/31/2020
Expenses Paid During
Period  5/1/2020
- 10/31/2020
*
Annualized Expense
Ratio
Thrivent Core Emerging Markets Debt Fund
Actual
$1,000 $1,114 $0.22 0.04%
Hypothetical**
$1,000 $1,025 $0.21 0.04%
Thrivent Core Emerging Markets Equity Fund
Actual
$1,000 $1,216 $1.30 0.23%
Hypothetical**
$1,000 $1,024 $1.19 0.23%
Thrivent Core International Equity Fund
Actual
$1,000 $1,074 $0.31 0.06%
Hypothetical**
$1,000 $1,025 $0.30 0.06%
Thrivent Core Low Volatility Equity Fund
Actual
$1,000 $1,071 $0.17 0.03%
Hypothetical**
$1,000 $1,025 $0.17 0.03%
Thrivent Core Short-Term Reserve Fund
Actual
$1,000 $1,003 $0.03 0.01%
Hypothetical**
$1,000 $1,025 $0.03 0.01%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
184/366 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Report of Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us

To the Board of Trustees of Thrivent Core Funds and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent Core Funds, hereafter collectively referred to as the "Funds")
as of October 31, 2020, the related statements of operations for each of the periods indicated in the table below, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of October 31, 2020, the results of each of their operations for each of the periods indicated in the table below, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2020 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis
Thrivent Core Emerging Markets Debt Fund (1) Thrivent Core Low Volatility Equity Fund (1)
Thrivent Core Emerging Markets Equity Fund (2) Thrivent Core Short-Term Reserve Fund (1)
Thrivent Core International Equity Fund (1)
Statement of operations for the year ended October 31, 2020 and statement of changes in net assets for each of the two years in the period ended October 31, 2020
Statement of operations and statement of changes in net assets for the period February 3, 2020
(commencement of operations) through October 31, 2020

Report of Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us

for our opinions.
December 18, 2020
We have served as the auditor of one or more investment companies in Thrivent Financial for Lutherans investment company complex since 1987.

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 94.3% ) Value
Bahrain (1.8%)
Bahrain Government International
Bond
$ 5,000,000 5.875%,  1/26/2021
a
$ 5,025,000
4,000,000 6.125%,  8/1/2023
a
4,259,018
2,000,000 7.000%,  10/12/2028
a
2,204,940
2,500,000 6.750%,  9/20/2029
a
2,702,173
3,000,000 7.500%,  9/20/2047
a
3,165,453
1,000,000 7.500%,  9/20/2047 1,055,151
Total 18,411,735
Brazil (3.7%)
Brazil Government International
Bond
2,900,000 4.750%,  1/14/2050 2,837,650
4,800,000 2.625%,  1/5/2023 4,944,000
3,000,000 2.875%,  6/6/2025 3,034,530
1,000,000 4.500%,  5/30/2029 1,070,360
3,000,000 3.875%,  6/12/2030 3,037,500
2,000,000 8.250%,  1/20/2034 2,710,000
1,505,000 7.125%,  1/20/2037 1,890,656
7,300,000 5.000%,  1/27/2045 7,486,223
2,000,000 5.625%,  2/21/2047 2,192,000
Petrobras Global Finance BV
6,500,000 6.850%,  6/5/2115 6,995,235
Total 36,198,154
Canada (0.5%)
Canacol Energy, Ltd.
4,500,000 7.250%,  5/3/2025 4,612,500
Total 4,612,500
Cayman Islands (0.7%)
Petrobras International Finance
Company
5,000,000 6.750%,  1/27/2041 5,562,550
Rutas 2 and 7 Finance, Ltd.
1,500,000 Zero Coupon,  9/30/2036
a
1,042,500
Total 6,605,050
Colombia (5.3%)
Colombia Government International
Bond
3,870,000 4.375%,  7/12/2021 3,961,990
5,000,000 2.625%,  3/15/2023 5,125,000
13,375,000 3.875%,  4/25/2027 14,461,719
3,700,000 4.500%,  3/15/2029 4,153,250
2,000,000 3.125%,  4/15/2031 2,051,000
4,000,000 7.375%,  9/18/2037 5,625,000
3,000,000 6.125%,  1/18/2041 3,853,500
4,605,000 5.625%,  2/26/2044 5,687,175
Ecopetrol SA
1,000,000 5.375%,  6/26/2026 1,101,260
3,000,000 6.875%,  4/29/2030 3,612,000
2,000,000 7.375%,  9/18/2043 2,502,520
Total 52,134,414
Dominican Republic (4.9%)
Dominican Republic Government
International Bond
5,000,000 5.875%,  1/30/2060
a
4,775,000
666,667 7.500%,  5/6/2021
a
683,333
Principal
Amount Long-Term Fixed Income (94.3%) Value
Dominican Republic (4.9%) - continued
$ 1,500,000 6.600%,  1/28/2024
a
$ 1,640,265
3,500,000 5.500%,  1/27/2025
a
3,739,750
3,000,000 6.875%,  1/29/2026
a
3,386,250
4,000,000 5.950%,  1/25/2027
a
4,360,000
3,000,000 6.000%,  7/19/2028 3,300,000
5,000,000 4.500%,  1/30/2030
a
5,037,500
4,000,000 4.875%,  9/23/2032
a
4,060,000
3,300,000 7.450%,  4/30/2044
a
3,766,950
4,900,000 6.850%,  1/27/2045 5,249,370
1,000,000 6.500%,  2/15/2048
a
1,027,500
8,000,000 6.400%,  6/5/2049
a
8,120,800
Total 49,146,718
Egypt (5.3%)
Egypt Government International
Bond
2,000,000 8.875%,  5/29/2050
a
2,018,600
500,000 8.150%,  11/20/2059
a
472,512
4,000,000 6.125%,  1/31/2022 4,115,200
3,800,000 5.750%,  5/29/2024
a
3,891,382
4,000,000 5.875%,  6/11/2025 4,096,000
3,000,000 7.500%,  1/31/2027 3,179,280
10,800,000 7.600%,  3/1/2029 11,224,440
11,000,000 7.053%,  1/15/2032
a
10,732,788
5,000,000 7.625%,  5/29/2032 5,058,000
5,000,000 8.500%,  1/31/2047 4,964,590
3,000,000 7.903%,  2/21/2048 2,839,350
Total 52,592,142
Ghana (1.4%)
Ghana Government International
Bond
2,000,000 10.750%,  10/14/2030 2,448,856
6,300,000 8.125%,  3/26/2032 5,787,356
7,000,000 7.875%,  2/11/2035
a
6,203,750
Total 14,439,962
Guatemala (0.6%)
Guatemala Government
International Bond
3,000,000 6.125%,  6/1/2050
a,b
3,696,000
2,000,000 5.375%,  4/24/2032
a
2,370,000
Total 6,066,000
Honduras (0.2%)
Honduras Government International
Bond
2,000,000 5.625%,  6/24/2030
a
2,205,000
Total 2,205,000
Hungary (0.1%)
Hungary Government International
Bond
1,014,000 6.375%,  3/29/2021 1,037,880
Total 1,037,880
Indonesia (8.5%)
Indonesia Government International
Bond
4,650,000 3.750%,  4/25/2022
a
4,833,675
4,000,000 3.375%,  4/15/2023
a
4,224,735

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Indonesia (8.5%) - continued
$ 2,397,000 5.875%,  1/15/2024
a
$ 2,748,113
6,100,000 4.750%,  1/8/2026
a
7,052,881
6,000,000 3.850%,  10/15/2030 6,836,933
5,000,000 8.500%,  10/12/2035
a
7,999,410
2,000,000 6.625%,  2/17/2037
a
2,786,528
2,000,000 7.750%,  1/17/2038
a
3,080,407
726,000 6.750%,  1/15/2044
a
1,089,026
3,700,000 5.125%,  1/15/2045
a
4,640,218
4,000,000 5.950%,  1/8/2046
a
5,633,195
1,200,000 5.250%,  1/8/2047
a
1,559,466
1,500,000 4.350%,  1/11/2048 1,733,723
Pertamina Persero PT
3,000,000 6.450%,  5/30/2044 3,900,000
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 1,032,500
Perusahaan Penerbit SBSN
Indonesia III
3,000,000 3.400%,  3/29/2021
a
3,025,200
1,000,000 3.750%,  3/1/2023
a
1,062,210
2,500,000 4.350%,  9/10/2024
a
2,780,800
1,500,000 4.150%,  3/29/2027
a
1,680,225
PT Pertamina
8,700,000 4.150%,  2/25/2060
a
8,591,475
2,000,000 3.100%,  8/25/2030
a
2,067,275
PT Perusahaan Gas Negara
( Persero ) Tbk PT
4,000,000 5.125%,  5/16/2024 4,380,000
Total 82,737,995
Israel (0.3%)
Israel Government International
Bond
3,000,000 3.875%,  7/3/2050 3,472,500
Total 3,472,500
Ivory Coast (1.5%)
Ivory Coast Government
International Bond
7,000,000 6.375%,  3/3/2028 7,338,870
7,500,000 6.125%,  6/15/2033 7,563,420
Total 14,902,290
Jersey (0.4%)
Galaxy Pipeline Assets Bidco , Ltd.
4,000,000 2.625%,  3/31/2036
a,c
3,990,376
Total 3,990,376
Malaysia (0.2%)
Petronas Capital, Ltd.
2,000,000 4.550%,  4/21/2050
a
2,517,038
Total 2,517,038
Mauritius (0.3%)
HTA Group, Ltd.
3,000,000 7.000%,  12/18/2025
a
3,134,400
Total 3,134,400
Principal
Amount Long-Term Fixed Income (94.3%) Value
Mexico (6.7%)
Mexico Government International
Bond
$ 7,160,000 4.500%,  1/31/2050 $ 7,723,850
5,590,000 5.750%,  10/12/2110 6,498,375
5,781,000 4.150%,  3/28/2027 6,438,589
3,885,000 3.750%,  1/11/2028 4,203,492
7,600,000 4.500%,  4/22/2029 8,580,400
6,000,000 5.550%,  1/21/2045
b
7,320,000
5,250,000 4.600%,  1/23/2046 5,699,558
2,000,000 4.600%,  2/10/2048 2,159,000
Petroleos Mexicanos
3,000,000 7.690%,  1/23/2050 2,492,790
10,700,000 6.840%,  1/23/2030 9,548,680
3,000,000 5.950%,  1/28/2031 2,511,000
5,100,000 6.625%,  6/15/2035 4,200,156
Total 67,375,890
Netherlands (0.6%)
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
3,045,000
Petrobras Global Finance BV
3,000,000 5.600%,  1/3/2031 3,233,550
Total 6,278,550
Nigeria (1.4%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023 2,077,740
1,000,000 8.747%,  1/21/2031 1,037,860
5,600,000 7.875%,  2/16/2032 5,425,840
3,000,000 7.696%,  2/23/2038 2,756,700
3,000,000 7.625%,  11/28/2047 2,730,180
Total 14,028,320
Oman (2.9%)
Oman Government International
Bond
1,000,000 3.625%,  6/15/2021
a
991,662
3,000,000 4.125%,  1/17/2023
a
2,943,612
2,000,000 5.932%,  10/31/2025
a
2,105,972
5,000,000 4.750%,  6/15/2026
a
4,570,300
4,000,000 5.625%,  1/17/2028
a
3,649,760
5,000,000 7.375%,  10/28/2032
a
4,781,250
10,500,000 6.750%,  1/17/2048
a
8,575,224
Total 27,617,780
Panama (1.5%)
Panama Government International
Bond
2,000,000 4.500%,  4/16/2050
b
2,467,500
1,000,000 9.375%,  1/16/2023 1,167,500
3,000,000 3.750%,  3/16/2025 3,276,000
2,000,000 3.875%,  3/17/2028 2,267,500
5,079,000 6.700%,  1/26/2036 7,339,155
Total 16,517,655
Paraguay (1.4%)
Paraguay Government International
Bond
9,800,000 5.400%,  3/30/2050 11,907,000

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Paraguay (1.4%) - continued
$ 2,000,000 4.950%,  4/28/2031
a
$ 2,330,000
Total 14,237,000
Peru (1.3%)
Peru Government International
Bond
2,650,000 5.625%,  11/18/2050 4,212,175
1,000,000 7.350%,  7/21/2025 1,277,500
5,000,000 8.750%,  11/21/2033 8,437,500
Total 13,927,175
Philippines (2.2%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 3,328,245
3,000,000 3.750%,  1/14/2029 3,472,590
5,025,000 7.750%,  1/14/2031 7,608,914
2,625,000 6.375%,  10/23/2034 3,800,872
3,720,000 3.950%,  1/20/2040 4,372,424
Total 22,583,045
Qatar (7.8%)
Qatar Government International
Bond
8,200,000 4.400%,  4/16/2050
a
10,438,108
6,000,000 4.500%,  1/20/2022
a
6,270,000
3,000,000 3.875%,  4/23/2023
a
3,217,500
6,000,000 3.375%,  3/14/2024
a
6,465,480
3,000,000 3.250%,  6/2/2026
a
3,311,400
11,500,000 4.500%,  4/23/2028
a
13,771,618
1,000,000 4.000%,  3/14/2029
a
1,171,234
6,000,000 3.750%,  4/16/2030
a
6,965,952
2,000,000 9.750%,  6/15/2030
a
3,362,180
2,000,000 5.750%,  1/20/2042
a
2,934,760
7,750,000 5.103%,  4/23/2048
a
10,684,460
8,000,000 4.817%,  3/14/2049
a
10,653,200
Total 79,245,892
Russian Federation (5.2%)
Russia Government International
Bond
2,000,000 4.500%,  4/4/2022
a
2,093,000
7,600,000 4.750%,  5/27/2026 8,683,000
4,000,000 4.250%,  6/23/2027
a
4,491,552
2,000,000 12.750%,  6/24/2028
a
3,411,604
6,400,000 4.375%,  3/21/2029 7,307,610
6,000,000 4.375%,  3/21/2029
a
6,850,884
765,000 7.500%,  3/31/2030
a
879,949
2,600,000 5.100%,  3/28/2035
a
3,159,000
5,000,000 5.625%,  4/4/2042
a
6,568,570
6,000,000 5.250%,  6/23/2047
a
7,871,688
Total 51,316,857
Saudi Arabia (9.0%)
Saudi Arabia Government
International Bond
3,000,000 5.250%,  1/16/2050
a
3,966,936
11,000,000 3.750%,  1/21/2055 11,743,644
2,500,000 2.375%,  10/26/2021
a
2,537,200
3,000,000 2.875%,  3/4/2023
a
3,131,742
6,000,000 4.000%,  4/17/2025
a
6,657,000
11,300,000 3.250%,  10/26/2026
a
12,312,480
Principal
Amount Long-Term Fixed Income (94.3%) Value
Saudi Arabia (9.0%) - continued
$ 6,000,000 3.625%,  3/4/2028
a
$ 6,655,680
6,800,000 4.375%,  4/16/2029
a
7,995,372
13,000,000 3.250%,  10/22/2030
a
14,170,000
5,250,000 4.500%,  10/26/2046
a
6,219,412
4,000,000 4.625%,  10/4/2047
a
4,835,360
6,700,000 5.000%,  4/17/2049
a
8,550,232
Total 88,775,058
South Africa (1.7%)
Eskom Holdings SOC, Ltd.
1,500,000 6.350%,  8/10/2028
a
1,548,840
South Africa Government
International Bond
4,125,000 5.875%,  5/30/2022 4,366,444
2,000,000 4.665%,  1/17/2024 2,082,440
1,500,000 4.850%,  9/27/2027 1,524,405
500,000 5.875%,  6/22/2030 528,070
500,000 6.250%,  3/8/2041 492,540
5,200,000 5.650%,  9/27/2047 4,691,752
Total 15,234,491
Supranational (0.8%)
African Export-Import Bank
3,000,000 3.994%,  9/21/2029
a
3,090,000
Banque Ouest Africaine de
Developpement
4,500,000 4.700%,  10/22/2031
a
4,725,000
Total 7,815,000
Trinidad and Tobago (0.3%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
3,000,000 8.875%,  10/18/2029
a
2,973,750
Total 2,973,750
Turkey (6.3%)
Hazine Mustesarligi Varlik Kiralama
AS
3,000,000 5.800%,  2/21/2022
a
2,992,620
Turkey Government International
Bond
2,500,000 5.625%,  3/30/2021
b
2,506,250
3,000,000 6.250%,  9/26/2022 3,006,660
5,000,000 7.250%,  12/23/2023 5,102,450
8,000,000 5.750%,  3/22/2024 7,777,760
6,000,000 6.375%,  10/14/2025 5,865,000
7,042,000 4.875%,  10/9/2026 6,353,152
1,000,000 5.125%,  2/17/2028 888,120
8,000,000 7.625%,  4/26/2029 8,053,280
7,000,000 5.250%,  3/13/2030 6,090,000
1,439,000 6.875%,  3/17/2036 1,320,282
5,935,000 6.750%,  5/30/2040 5,245,056
6,500,000 6.625%,  2/17/2045 5,574,400
3,000,000 5.750%,  5/11/2047 2,321,760
Total 63,096,790
Ukraine (1.8%)
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2026 2,021,000
2,700,000 9.750%,  11/1/2028 2,940,300

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Ukraine (1.8%) - continued
$ 13,500,000 7.375%,  9/25/2032 $ 12,930,840
Total 17,892,140
United Arab Emirates (4.8%)
Abu Dhabi Government
International Bond
9,500,000 3.875%,  4/16/2050
a
11,277,450
3,000,000 2.500%,  10/11/2022
a
3,104,202
3,000,000 3.125%,  5/3/2026
a
3,299,820
5,500,000 3.125%,  10/11/2027
a
6,112,920
7,500,000 2.500%,  9/30/2029
a
7,977,375
4,000,000 4.125%,  10/11/2047
a
4,917,200
Dubai Government International
Bond
2,300,000 5.250%,  1/30/2043 2,620,027
Finance Department Government
of Sharjah
7,000,000 4.000%,  7/28/2050
a
6,965,280
Tabreed Sukuk , Ltd.
2,000,000 5.500%,  10/31/2025 2,318,220
Total 48,592,494
United Kingdom (0.9%)
Gazprom PJSC
5,000,000 3.250%,  2/25/2030
a
4,985,000
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
3,737,037
Total 8,722,037
Uruguay (1.6%)
Uruguay Government International
Bond
4,000,000 4.975%,  4/20/2055 5,290,000
4,000,000 5.100%,  6/18/2050
b
5,344,040
4,840,312 4.375%,  1/23/2031 5,838,626
Total 16,472,666
Vietnam (0.4%)
Vietnam Government International
Bond
4,000,000 4.800%,  11/19/2024 4,459,656
Total 4,459,656
Total Long-Term Fixed Income
(cost $893,339,838) 941,366,400
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
88,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF 9,681,760
Total 9,681,760
Total Registered Investment
Companies (cost $8,571,297) 9,681,760
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
6,981,155 Thrivent Cash Management Trust $ 6,981,155
Total Collateral Held for
Securities Loaned
(cost $6,981,155) 6,981,155
Shares Short-Term Investments ( 3.2% )
Thrivent Core Short-Term Reserve
Fund
3,255,156 0.290% 32,551,560
Total Short-Term Investments
(cost $32,559,411) 32,551,560
Total Investments (cost
$941,451,701) 99.2% $990,580,875
Other Assets and Liabilities,
Net 0.8% 7,614,550
Total Net Assets 100.0% $998,195,425
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $457,385,944 or
45.8% of total net assets.
b All or a portion of the security is on loan.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of October 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 6,752,173
Total lending $6,752,173
Gross amount payable upon return of
collateral for securities loaned $6,981,155
Net amounts due to counterparty
$228,982
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $65,162,728
Gross unrealized depreciation (16,730,140)
Net unrealized appreciation (depreciation) $48,432,588
Cost for federal income tax purposes $942,148,287

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Capital Goods 3,990,376 – 3,990,376 –
Communications Services 6,018,750 – 6,018,750 –
Consumer Cyclical 3,134,400 – 3,134,400 –
Energy 64,954,286 – 64,954,286 –
Financials 1,042,500 – 1,042,500 –
Foreign Government 856,297,248 – 856,297,248 –
Utilities 5,928,840 – 5,928,840 –
Registered Investment Companies
Unaffiliated 9,681,760 9,681,760 – –
Subtotal Investments in Securities $951,048,160 $9,681,760 $941,366,400 $–
Other Investments  * Total
Affiliated Short-Term Investments 32,551,560
Collateral Held for Securities Loaned 6,981,155
Subtotal Other Investments $39,532,715
Total Investments at Value $990,580,875
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $15,590 $252,192 $235,230 $32,552 3,255 3.3%
Total Affiliated Short-Term Investments 15,590 32,552 3.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,415 117,831 114,265 6,981 6,981 0.7
Total Collateral Held for Securities Loaned 3,415 6,981 0.7
Total Value $19,005 $39,533
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $8 $(8) $0 $216
Total Income/Non Income Cash from Affiliated Investments $216
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total $8 $(8) $0

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.8% ) Value
Argentina (<0.1%)
18,572 Telecom Argentina SA ADR
a
$ 119,047
Total 119,047
Bermuda (0.3%)
149,000 Road King Infrastructure, Ltd. 177,210
670,200 Shanghai Industrial Urban
Development Group, Ltd. 62,478
2,122,000 Yuexiu Transport Infrastructure, Ltd. 1,181,875
Total 1,421,563
Brazil (4.2%)
146,900 Ambev SA 312,850
157,800 Atacadao SA 503,270
10,500 B2W - Companhia Digital
a
137,134
155,200 B3 SA - Brasil Bolsa Balcao 1,374,308
223,600 Banco ABC Brasil SA 473,079
249,652 Banco Bradesco SA ADR 873,782
6,100 Banco BTG Pactual SA 77,043
94,200 Banco do Brasil SA 488,406
107,380 Banco Santander Brasil SA ADR 594,885
55,200 BB Seguridade Participacoes SA 227,998
41,300 BRF SA
a
121,209
31,300 Camil Alimentos SA 65,677
64,800 CCR SA 125,694
15,900 Cia Brasileira de Distribuicao 171,665
79,200 Companhia Hering 218,637
89,870 Companhia Siderurgica Nacional
SA ADR 320,836
27,400 Cosan Logistica SA
a
78,027
37,900 Cosan SA 427,089
258,800 EDP - Energias do Brasil SA 767,206
32,400 Enauta Participacoes SA 53,812
137,254 Gerdau SA ADR 522,938
52,400 Grendene SA 73,331
6,800 Hapvida Participacoes e
Investimentos SA
b
76,474
14,600 Hypera SA 70,965
48,500 Iochpe-Maxion SA 112,080
313,945 Itau Unibanco Holding SA ADR 1,284,035
701,500 Itausa SA 1,111,309
110,300 JBS SA 372,155
64,200 Klabin SA 264,612
32,000 Localiza Rent a Car SA 338,797
23,500 Lojas Americanas SA 94,443
9,200 M. Dias Branco SA 51,676
133,000 Magazine Luiza SA 568,581
214,800 Metalurgica Gerdau SA 363,494
8,500 Natura & Company Holding SA 68,276
25,100 Notre Dame Intermedica
Participacoes SA 286,610
71,600 Petrobras Distribuidora SA 238,461
498,100 Petroleo Brasileiro SA 1,642,407
85,593 Petroleo Brasileiro SA ADR 567,482
225,100 Raia Drogasil SA 947,013
227,200 Rumo SA
a
719,460
50,000 Suzano SA
a
431,252
34,000 Tegma Gestao Logistica SA 124,079
76,824 Telefonica Brasil SA ADR 565,425
13,913 TIM SA ADR 143,304
38,700 Tupy SA
a
126,123
101,536 Vale SA ADR 1,073,235
73,600 WEG SA 973,560
Total 20,624,184
Shares Common Stock (98.8%) Value
Cayman Islands (16.4%)
325,000 3SBio, Inc.
a,b
$ 303,126
39,472 Baidu.com, Inc. ADR
a
5,251,750
122,000 Bizlink Holding, Inc. 938,152
112,000 China Kepei Education Group, Ltd. 77,256
72,000 China Meidong Auto Holdings, Ltd. 294,838
79,000 China Mengniu Dairy Company,
Ltd. 372,431
922,000 China Resources Land, Ltd. 3,770,671
192,500 China Resources Medical Holdings
Company, Ltd. 114,599
796,000 Chinasoft International, Ltd. 577,847
564,000 Consun Pharmaceutical Group,
Ltd. 222,598
34,800 ENN Energy Holdings, Ltd. 440,433
688,000 Fu Shou Yuan International Group,
Ltd. 708,685
253,000 Goodbaby International Holdings,
Ltd.
a
32,209
1,659,000 IGG, Inc. 1,795,851
451,000 Kingboard Holdings, Ltd. 1,527,560
207,000 Li Ning Company, Ltd. 1,078,872
474,000 Longfor Group Holdings, Ltd.
b
2,597,099
183,500 Meituan Dianping
a
6,840,731
75,000 NetDragon Websoft Holdings, Ltd. 161,348
64,460 NetEase , Inc. ADR 5,594,483
19,284 New Oriental Education &
Technology Group, Inc. ADR
a
3,092,768
176,500 Shimao Property Holdings, Ltd. 625,218
5,114 Shimao Services Holdings, Ltd.
a,b
10,950
5,392,000 Shui On Land, Ltd. 710,977
14,909 TAL Education Group ADR
a
990,852
444,900 Tencent Holdings, Ltd. 33,992,875
520,000 Tingyi (Cayman Islands) Holding
Corporation 951,559
43,000 Wuxi Biologics (Cayman), Inc.
a,b
1,207,600
615,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
1,053,530
36,000 Xiaomi Corporation
a,b
102,385
422,500 Zhongsheng Group Holdings, Ltd. 3,012,528
Total 78,451,781
Chile (0.8%)
16,943 Banco de Chile ADR
c
266,852
6,838 Banco de Credito e Inversiones SA 214,077
26,623 Banco Santander Chile SA ADR 369,527
38,806 CAP SA 320,163
37,020 Cia Cervecerias Unidas SA ADR 398,335
2,319,974 Colbun SA 350,111
141,743 Embotelladora Andina SA 295,107
139,012 Empresas CMPC SA 289,079
8,871 Empresas Copec SA 67,641
21,044 Enel Americas SA ADR 136,786
26,445 Enel Chile SA ADR 88,062
184,737 SMU SA 24,045
9,116 Sociedad Quimica y Minera de
Chile SA ADR 337,383
Total 3,157,168
China (24.4%)
176,600 Aisino Corporation 410,290
145,813 Alibaba Group Holding, Ltd. ADR
a
44,427,763
45,900 Anhui Conch Cement Company,
Ltd., Class A 349,532

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.8%) Value
China (24.4%) - continued
373,500 Anhui Conch Cement Company,
Ltd., Class H $ 2,336,426
4,188,000 Bank of China, Ltd. 1,322,827
3,042,000 Bank of Communications
Company, Ltd. 1,496,612
122,000 Beijing North Star Company, Ltd. 24,452
205,800 Beijing SL Pharmaceutical
Company, Ltd. 342,873
131,500 By-health Company, Ltd. 508,644
2,195,000 China Cinda Asset Management
Company, Ltd. 411,774
1,190,000 China Coal Energy Company, Ltd. 290,684
4,929,000 China Construction Bank
Corporation 3,396,640
315,600 China International Capital
Corporation, Ltd.
a,b
737,427
23,000 China Merchants Bank Company,
Ltd. 119,805
1,078,000 China National Building Material
Company, Ltd. 1,240,845
2,174,000 China Oilfield Services, Ltd. 1,312,839
32,123 China Petroleum & Chemical
Corporation ADR 1,263,398
100,000 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 404,954
7,220,000 China Telecom Corporation, Ltd. 2,266,427
491,200 China Vanke Company, Ltd. Class
H 1,524,668
358,200 China Yangtze Power Company,
Ltd. 1,016,181
3,447,000 CNOOC, Ltd. 3,153,853
866,200 GF Securities Company, Ltd. 1,120,076
338,500 Great Wall Motor Company, Ltd. 548,055
73,951 Guangdong Haid Group Company,
Ltd. 681,070
297,800 Hangzhou Hikvision Digital
Technology Company, Ltd. 2,001,781
166,319 Henan Shuanghui Investment &
Development Company, Ltd. 1,243,284
229,050 Hualan Biological Engineering, Inc. 1,754,521
6,654,000 Industrial and Commercial Bank of
China, Ltd. 3,778,571
531,400 Inner Mongolia Eerduosi Resources
Company, Ltd. 677,666
87,548 JD.com, Inc. ADR
a
7,136,913
352,000 Jiangxi Copper Company, Ltd. 420,354
14,600 Kweichow Moutai Company, Ltd. 3,647,768
81,300 Livzon Pharmaceutical Group, Inc. 588,597
1,533,800 Metallurgical Corporation of China,
Ltd. 594,557
32,000 Midea Group Company, Ltd. 373,447
309,000 Ping An Insurance Company of
China, Ltd. 3,194,959
3,294,000 Postal Savings Bank of China
Company, Ltd.
b
1,616,575
143,182 S. F. Holding Company, Ltd. 1,773,568
183,900 Shandong Sun Paper Industry Joint
Stock Company, Ltd.
a
382,773
240,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 465,453
21,300 Shanghai Haohai Biological
Technology Company, Ltd.
b
131,303
234,800 Shanghai Pharmaceuticals Holding
Company, Ltd. 364,481
Shares Common Stock (98.8%) Value
China (24.4%) - continued
117,700 Shenzhou International Group
Holdings, Ltd. $ 2,047,907
1,047,600 Sinopharm Group Company, Ltd. 2,406,802
871,000 Tong Ren Tang Technologies
Company, Ltd. 511,442
190,000 Tsingtao Brewery Company, Ltd. 1,574,373
127,400 Winning Health Technology Group
Company, Ltd. 339,039
94,300 Wuliangye Yibin Company, Ltd. 3,447,835
19,978 WuXi AppTec Company, Ltd. 337,486
1,449,900 Xiamen C&D, Inc. 1,816,004
25,460 Zhejiang Dingli Machinery
Company, Ltd. 346,915
1,908,000 Zijin Mining Group Company, Ltd. 1,390,957
Total 115,073,446
Colombia (<0.1%)
6,239 Bancolombia SA ADR 159,032
23,149 Interconexion Electrica SA 123,211
Total 282,243
Czech Republic (0.3%)
37,234 CEZ AS 704,712
19,096 Komercni Banka AS
a
387,766
63,847 Moneta Money Bank AS
b
144,939
238 Philip Morris CR 138,120
Total 1,375,537
Egypt (0.3%)
229,751 Commercial International Bank
Egypt SAE GDR 886,238
841,855 EFG Hermes Holding Company
a
664,793
Total 1,551,031
Greece (0.5%)
3,647 Athens Water Supply and
Sewerage Company SA 28,246
62,438 Hellenic Telecommunications
Organization SA 828,032
22,931 Motor Oil (Hellas) Diilistiria
Korinthou AE 214,399
112,343 Mytilineos SA 1,232,594
12,598 OPAP SA 101,918
935 Piraeus Port Authority SA 18,485
3,071 Sarantis SA 30,223
7,128 Terna Energy SA 94,970
Total 2,548,867
Hong Kong (1.5%)
3,078,000 CITIC, Ltd. 2,200,580
571,440 CSPC Pharmaceutical Group, Ltd. 606,827
406,000 Far East Horizon, Ltd. 400,454
550,000 Hang Lung Group, Ltd. 1,220,896
600,000 Shanghai Industrial Holdings, Ltd. 801,706
494,000 Sino-Ocean Group Holding, Ltd. 94,487
6,024,000 Yuexiu Property Company, Ltd. 1,169,567
Total 6,494,517
Hungary (0.1%)
9,961 Magyar Telekom
Telecommunications plc 10,979
4,125 OTP Bank Nyrt
a
128,678

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.8%) Value
Hungary (0.1%) - continued
29,067 Richter Gedeon Nyrt $ 593,475
Total 733,132
India (8.6%)
233,170 Amara Raja Batteries, Ltd. 2,408,284
293,999 Ambuja Cements, Ltd. 1,029,288
5,155 APL Apollo Tubes, Ltd.
a
218,700
23,762 Asian Paints, Ltd. 708,746
64,614 Bajaj Auto, Ltd. 2,517,082
112,442 Cipla , Ltd. 1,144,109
5,884 Dr. Lal PathLabs , Ltd.
b
182,253
3,311 Endurance Technologies, Ltd.
b
47,215
114,215 Glenmark Pharmaceuticals, Ltd. 731,303
93,820 Granules India, Ltd. 485,486
29,655 Greaves Cotton, Ltd.
a
27,893
438,358 HCL Technologies, Ltd. 4,987,466
117,554 Heidelberg Cement India, Ltd. 292,573
62,988 Hero Motocorp , Ltd. 2,376,386
10,724 Hindustan Unilever, Ltd. 299,847
21,599 Housing Development Finance
Corporation 560,348
349,291 Infosys, Ltd. ADR 4,984,382
52,860 InterGlobe Aviation, Ltd.
a,b
932,955
209,941 Jindal Saw, Ltd. 170,855
10,687 Kalpataru Power Transmission, Ltd. 35,999
62,330 Mindtree , Ltd. 1,119,389
20,988 Multi Commodity Exchange of
India, Ltd. 481,652
413,465 Oil and Natural Gas Corporation,
Ltd. 361,994
21,871 Persistent Systems, Ltd. 342,183
62,201 PNB Housing Finance, Ltd.
a,b
295,962
121,095 Reliance Industries, Ltd. 3,357,333
94,137 Tata Consultancy Services, Ltd. 3,392,742
132,991 Tata Elxsi , Ltd. 2,758,551
270,622 Tech Mahindra, Ltd. 2,979,827
514,892 Wipro, Ltd. ADR 2,492,077
Total 41,722,880
Indonesia (0.4%)
2,436,000 Astra International Tbk PT 889,562
1,423,100 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 77,491
3,768,700 Mitra Adiperkasa Tbk PT
a
166,003
52,561 Telekomunikasi Indonesia Persero
Tbk PT ADR 898,268
Total 2,031,324
Jersey (0.1%)
24,325 Polymetal International plc 513,097
Total 513,097
Luxembourg (<0.1%)
9,126 Reinet Investments SCA 144,586
Total 144,586
Malaysia (0.6%)
23,900 AEON Credit Service (M) Berhad 52,468
309,732 Berjaya Sports Toto Berhad 140,977
124,100 Bursa Malaysia Berhad 240,599
105,000 Hartalega Holdings Berhad 455,473
220,200 PETRONAS Chemicals Group
Berhad 310,266
Shares Common Stock (98.8%) Value
Malaysia (0.6%) - continued
106,700 PETRONAS Gas Berhad $ 404,772
1,237,700 Serba Dinamik Holdings Berhad 456,256
47,200 TIME dotCom Berhad 146,253
589,200 V.S. Industry Berhad 332,242
211,500 Yinson Holdings Berhad 233,092
Total 2,772,398
Mexico (1.4%)
160,700 Alfa SAB de CV 107,429
45,462 America Movil SAB de CV ADR 541,907
73,500 Becle , SAB de CV 155,133
5,590 Coca-Cola FEMSA SAB de CV ADR 211,805
214,520 Corporacion Inmobiliaria Vesta ,
SAB de CV 346,586
6,638 Fomento Economico Mexicano SAB
de CV ADR 356,925
9,435 Gruma , SAB de CV 100,700
10,135 Grupo Aeroportuario del Sureste ,
SAB de CV
a
117,579
44,300 Grupo Bimbo SAB de CV 85,628
281,300 Grupo Financiero Banorte SAB de
CV ADR
a
1,254,554
85,200 Grupo Financiero Inbursa , SAB de
CV
a
63,142
228,700 Grupo Mexico, SAB de CV 652,089
21,180 Industrias Penoles , SAB de CV 338,297
62,000 Kimberly-Clark de Mexico, SA de
CV 92,599
31,900 Megacable Holdings SAB de CV 101,062
1,050,000 Wal-Mart de Mexico, SAB de CV 2,542,394
Total 7,067,829
Panama (<0.1%)
82,874 Avianca Holdings SA ADR
a,d
31,078
Total 31,078
Peru (0.2%)
81,005 Cia de Minas Buenaventura SA
ADR 993,931
Total 993,931
Philippines (0.4%)
10,940 Globe Telecom, Inc. 458,034
139,630 Jollibee Foods Corporation 489,703
63,950 Manila Electric Company 396,103
495,840 Puregold Price Club, Inc. 422,587
Total 1,766,427
Poland (0.8%)
111,239 Asseco Poland SA 1,802,878
1,642 Bank Handlowy w Warszawie SA
a
11,471
14,378 Bank Pekao SA
a
153,868
5,375 CD Projekt SA
a
456,399
44,028 Cyfrowy Polsat SA 274,818
54,086 Jastrzebska Spolka Weglowa SA
a
208,320
3,080 KGHM Polska Miedz SA
a
92,160
53,466 Polski Koncern Naftowy Orlen SA 515,314
75,423 Powszechna Kasa Oszczednosci
Bank Polski SA
a
361,819
7,325 Santander Bank Polska SA
a
228,014

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.8%) Value
Poland (0.8%) - continued
451 TEN Square Games SA $ 72,110
Total 4,177,171
Russian Federation (3.1%)
130,070 Aeroflot PJSC
a
93,269
188,865 Gazprom PJSC ADR 723,553
23,908 Lukoil ADR 1,223,209
82,200 M.Video PJSC 703,917
29,392 Magnit OJSC GDR 405,679
19,767 Mechel PJSC ADR
a
26,290
3,242 MMC Norilsk Nickel PJSC ADR 77,271
63,743 Mobile TeleSystems PJSC ADR 498,470
312,650 Moscow Exchange MICEX-RTS
PJSC 528,045
3,503 Novatek PJSC GDR 422,368
5,741 Novolipetsk Steel OJSC GDR 133,355
779 PAO Transneft 1,296,824
262,660 PJSC Rostelecom 306,959
808 Polyus PJSC GDR 79,474
317,309 Rosneft Oil Company PJSC GDR 1,385,033
1,588,750 Sberbank of Russia PJSC 4,026,620
57,807 Severstal PJSC 791,742
3,007,600 Surgutneftegas PJSC 1,373,481
219,544 Surgutneftegas PJSC ADR 901,747
1,854,000 Unipro PJSC 60,398
Total 15,057,704
Saudi Arabia (2.5%)
25,408 Advanced Petrochemical Company 391,785
18,663 Al Rajhi Bank 327,447
27,822 Arab National Bank 140,487
51,437 Arabian Cement Company 421,750
109,567 Arriyadh Development Company 490,237
33,829 Banque Saudi Fransi 267,298
30,596 Dur Hospitality Company 209,623
48,059 Eastern Province Cement Company 444,244
22,855 Jarir Marketing Company 1,055,512
7,610 Leejam Sports Company JSC 125,606
171,264 National Commercial Bank 1,778,174
71,505 National Industrialization Company
a
215,469
35,112 National Medical Care Company 487,897
10,827 Qassim Cement Company 198,580
190,676 Riyad Bank 913,987
49,492 Sahara International Petrochemical
Company
a
192,270
10,611 Saudi Arabian Mining Company
a
105,832
103,439 Saudi Arabian Oil Company
b
928,014
125,243 Saudi British Bank 792,817
55,416 Saudi Industrial Investment Group
Company 299,617
46,999 Seera Holding Group
a
209,189
9,336 Southern Province Cement
Company 167,039
14,810 United Electronics Company 303,285
54,888 United International Transportation
Company 495,869
Total 10,962,028
Singapore (<0.1%)
8,560 China Yuchai International, Ltd. 149,201
Total 149,201
Shares Common Stock (98.8%) Value
South Africa (3.6%)
199,935 AECI, Ltd. $ 937,033
12,241 African Rainbow Minerals, Ltd. 172,178
7,489 Anglo American Platinum, Ltd. 495,884
11,736 AngloGold Ashanti, Ltd. ADR 271,571
20,663 Aspen Pharmacare Holdings, Ltd.
a
134,558
27,405 AVI, Ltd. 123,858
136,181 Barloworld, Ltd. 478,466
2,818 Capitec Bank Holdings, Ltd.
a
198,048
13,320 Clicks Group, Ltd. 193,124
187,318 DataTec , Ltd.
a
253,345
32,620 Drdgold , Ltd. 36,080
98,980 FirstRand, Ltd. 229,765
7,869 Gold Fields, Ltd. ADR 86,008
34,666 Impala Platinum Holdings, Ltd. 308,539
169,919 Investec, Ltd. 312,869
18,503 Kumba Iron Ore, Ltd. 549,343
596,955 Momentum Metropolitan Holdings 476,867
46,457 Motus Holdings, Ltd.
a
119,603
81,885 MTN Group, Ltd. 292,371
48,600 MultiChoice Group, Ltd. 400,798
38,918 Naspers, Ltd.
a
7,597,866
272,187 Ninety One, Ltd.
a
715,183
45,981 Pick n Pay Stores, Ltd. 144,777
30,837 Sasol, Ltd.
a
161,038
35,098 Shoprite Holdings, Ltd. 278,023
216,890 Sibanye Stillwater, Ltd. 639,548
27,736 Spar Group, Ltd. 294,254
69,688 Standard Bank Group 455,682
22,371 Tiger Brands, Ltd. 276,982
51,268 Vodacom Group 386,355
Total 17,020,016
South Korea (11.1%)
6,087 Binggrae Company, Ltd. 299,211
56,821 Cheil Worldwide, Inc. 1,051,555
8,782 Chong Kun Dang Pharmaceutical
Corporation 1,187,269
924 Daishin Securities Company, Ltd. 8,140
9,177 Daou Technology, Inc. 152,390
18,287 DongKook Pharmaceutical
Company, Ltd. 391,245
70,009 Hancom , Inc.
a
1,063,996
7,861 Hansol Chemical Company, Ltd. 980,713
9,454 Hansol Paper Company, Ltd. 114,074
14,614 Hanwha Corporation 311,661
48,645 Hanwha Investment & Securities
Corporation, Ltd.
a
74,535
848,901 Hanwha Life Insurance
Corporation, Ltd. 1,157,346
4,449 Hyundai Department Store
Company, Ltd. 233,665
2,217 Hyundai Motor Company 324,516
18,594 Hyundai Steel Company 478,025
71,006 JB Financial Group Corporation,
Ltd. 320,796
19,804 KEPCO Plant Service &
Engineering Company, Ltd. 481,208
68,115 Kia Motors Corporation 3,054,901
6,531 Korea Zinc Company, Ltd. 2,208,832
3,958 LG Chem , Ltd. 2,158,223
13,735 LG Electronics, Inc. 1,021,053
677 LG Household & Health Care, Ltd. 897,621
38,038 LG International Corporation 521,525
21,454 LS Electric Company, Ltd. 942,043
4,726 NCSoft Corporation 3,247,160

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.8%) Value
South Korea (11.1%) - continued
44,094 Poongsan Corporation $ 959,132
12,178 POSCO 2,248,110
14,439 Samsung Card Corporation, Ltd. 374,729
14,698 Samsung Electro-Mechanics
Company, Ltd. 1,746,976
372,971 Samsung Electronics Company,
Ltd. 18,747,622
66,693 Samsung Securities Corporation,
Ltd. 1,899,773
24,621 Sillicon Works Company, Ltd. 992,784
3,656 SK Holdings Company, Ltd. 595,374
27,123 SK Hynix, Inc. 1,924,184
972 Soulbrain Company, Ltd.
a
186,228
953 Taekwang Industrial Corporation,
Ltd. 599,924
4,243 Taeyoung Engineering &
Construction 37,592
4,083 Ty Holdings Company, Ltd.
a
73,226
Total 53,067,357
Taiwan (15.3%)
184,000 Accton Technology Corporation 1,336,813
462,000 Capital Securities Corporation 176,294
129,000 Cheng Loong Corporation 153,267
9,023,000 China Development Financial
Holding Corporation 2,647,887
520,000 Chipbond Technology Corporation 1,139,130
439,000 Compeq Manufacturing Company,
Ltd. 670,032
2,775,000 CTBC Financial Holding Company,
Ltd. 1,752,441
579,000 Delta Electronics, Inc. 3,852,331
83,000 Feng Hsin Iron & Steel Company,
Ltd. 165,555
2,697,000 Fubon Financial Holding Company,
Ltd. 3,842,027
78,000 Greatek Electronics, Inc. 135,901
909,000 Hon Hai Precision Industry
Company, Ltd. 2,465,326
224,000 Huaku Development Company, Ltd. 679,172
1,253,006 IBF Financial Holdings Company,
Ltd. 515,430
14,000 Lotes Company, Ltd. 214,039
235,000 Makalot Industrial Company, Ltd. 1,557,738
45,000 MediaTek , Inc. 1,069,662
198,000 Merry Electronics Company, Ltd. 977,371
116,000 Namchow Holdings Company, Ltd. 173,896
144,000 Nantex Industry Company, Ltd. 389,052
77,000 Novatek Microelectronics
Corporation 719,575
88,000 Realtek Semiconductor Corporation 1,096,255
566,000 SerComm Corporation 1,454,331
1,783,000 Shinkong Synthetic Fibers
Corporation 722,771
1,257,000 Sigurd Microelectronics
Corporation 1,661,090
283,000 Sinbon Electronics Company, Ltd. 1,907,710
169,000 Sitronix Technology Corporation 745,330
474,000 Sunonwealth Electric Machine
Industry Company, Ltd. 971,225
260,000 Syncmold Enterprise Corporation 780,074
265,000 Systex Corporation 751,564
2,060,064 Taichung Commercial Bank
Company, Ltd. 781,861
Shares Common Stock (98.8%) Value
Taiwan (15.3%) - continued
1,969,000 Taiwan Semiconductor
Manufacturing Company, Ltd. $ 29,790,330
443,000 Topco Scientific Company, Ltd. 1,776,096
183,000 Transcend Information, Inc. 408,066
741,000 TXC Corporation 1,998,525
2,993,000 United Microelectronics
Corporation 3,216,729
483,000 YFY, Inc. 328,135
Total 73,023,031
Thailand (0.7%)
102,600 Advanced Info Service Public
Company, Ltd. NVDR 567,521
582,500 Com7 Public Company, Ltd. NVDR 763,113
40,400 Hana Microelectronics Public
Company, Ltd. NVDR 58,282
541,600 Intouch Holdings Public Company,
Ltd. NVDR 928,969
515,200 Major Cineplex Group Public
Company, Ltd. NVDR 213,075
619,000 Ratchthani Leasing Public
Company, Ltd. NVDR 69,066
997,400 Thai Vegetable Oil Public
Company, Ltd. NVDR 1,087,294
Total 3,687,320
Turkey (0.3%)
60,657 Eregli Demir ve Celik Fabrikalari
TAS 69,364
394,828 Haci Omer Sabanci Holding AS 388,470
18,603 Koza Altin Isletmeleri AS
a
164,379
97,396 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
140,175
26,612 Migros Ticaret AS
a
118,967
274,939 TAV Havalimanlari Holding AS 452,718
12,720 Turkcell Iletisim Hizmetleri AS ADR 56,095
219,726 Turkiye Is Bankasi AS
a
134,291
2,167,444 Turkiye Sinai Kalkinma Bankasi AS
a
659,584
24,926 Vestel Elektronik Sanayi ve Ticaret
AS
a
49,358
Total 2,233,401
United States (0.9%)
78,665 Yum China Holding, Inc. 4,187,338
Total 4,187,338
Total Common Stock
(cost $446,409,934) 472,440,633
Shares Preferred Stock ( 1.0% )
Brazil (0.1%)
53,900 Bradespar SA 437,742
Total 437,742
South Korea (0.9%)
98,367 Samsung Electronics Company,
Ltd. 4,375,847
Total 4,375,847
Total Preferred Stock
(cost $4,467,142) 4,813,589

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
214,500 Thrivent Cash Management Trust $ 214,500
Total Collateral Held for
Securities Loaned
(cost $214,500) 214,500
Shares or
Principal
Amount Short-Term Investments ( 6.4% )
Federal Agricultural Mortgage
Corporation Discount Notes
7,665,000 0.010%,  11/2/2020
e
7,665,000
Thrivent Core Short-Term Reserve
Fund
2,301,727 0.290% 23,017,267
Total Short-Term Investments
(cost $30,682,265) 30,682,267
Total Investments (cost
$481,773,841) 106.2% $508,150,989
Other Assets and Liabilities,
Net (6.2%) (29,710,657)
Total Net Assets 100.0% $478,440,332
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $10,367,807 or
2.2% of total net assets.
c All or a portion of the security is on loan.
d In bankruptcy.  Interest is not being accrued.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 207,900
Total lending $207,900
Gross amount payable upon return of
collateral for securities loaned $214,500
Net amounts due to counterparty
$6,600
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 35,945,050
Gross unrealized depreciation (16,616,705)
Net unrealized appreciation (depreciation) $ 19,328,345
Cost for federal income tax purposes $ 488,822,644

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 59,480,257 7,175,998 52,304,259 –
Consumer Discretionary 97,182,318 59,835,634 37,346,684 –
Consumer Staples 23,687,816 1,287,901 22,399,915 –
Energy 20,265,580 1,830,880 18,434,700 –
Financials 59,979,596 3,548,113 56,431,483 –
Health Care 16,897,849 – 16,897,849 –
Industrials 25,559,782 517,662 25,042,120 –
Information Technology 116,055,315 13,159,004 102,896,311 –
Materials 38,735,843 2,973,973 35,761,870 –
Real Estate 10,874,023 – 10,874,023 –
Utilities 3,722,254 136,786 3,585,468 –
Preferred Stock
Financials 437,742 – 437,742 –
Information Technology 4,375,847 – 4,375,847 –
Short-Term Investments 7,665,000 – 7,665,000 –
Subtotal Investments in Securities $484,919,222 $90,465,951 $394,453,271 $–
Other Investments  * Total
Affiliated Short-Term Investments 23,017,267
Collateral Held for Securities Loaned 214,500
Subtotal Other Investments $23,231,767
Total Investments at Value $508,150,989
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
2/3/2020
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $— $141,232 $118,226 $23,017 2,302 4.8%
Total Affiliated Short-Term Investments — 23,017 4.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 661 446 215 215 <0.1
Total Collateral Held for Securities Loaned – 215 <0.1
Total Value $— $23,232

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
2/3/2020
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $11 $– $– $11
Total Income/Non Income Cash from Affiliated Investments $11
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $11 $– $–

International Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Australia (4.3%)
23,433 ARB Corporation, Ltd. $ 507,582
49,949 Aristocrat Leisure, Ltd. 1,005,808
13,246 ASX, Ltd. 741,704
100,616 BHP Group, Ltd. 2,411,924
206,480 Carsales.com, Ltd. 3,016,622
37,382 Collins Foods, Ltd. 253,727
26,085 Commonwealth Bank of Australia 1,266,465
241,785 Computershare, Ltd. 2,066,269
23,523 Corporate Travel Management, Ltd. 241,401
51,176 CSL, Ltd. 10,360,939
4,537 Domino's Pizza Enterprises, Ltd. 270,231
421,334 FlexiGroup , Ltd. 278,695
487,936 GWA Group, Ltd. 904,273
18,869 Premier Investments, Ltd. 282,999
82,652 Ramelius Resources, Ltd. 112,841
10,487 REA Group, Ltd. 872,118
39,882 Rio Tinto, Ltd. 2,594,474
321,064 Sandfire Resources, Ltd. 999,109
69,971 Santos, Ltd. 232,610
125,635 SEEK, Ltd.
a
1,901,554
327,907 Seven West Media, Ltd.
b
37,992
105,362 Silver Lake Resources, Ltd.
b
157,782
32,370 Super Retail Group, Ltd. 254,754
202 Technology One, Ltd. 1,275
123,200 Transurban Group 1,166,663
50,258 Waypoint REIT, Ltd. 94,703
104,398 Woodside Petroleum, Ltd. 1,287,668
Total 33,322,182
Austria (0.2%)
7,796 BAWAG Group AG
b,c
286,309
57,469 OMV AG 1,328,471
Total 1,614,780
Belgium (0.1%)
2,950 Cofinimmo SA 400,924
4,481 Groupe Bruxelles Lambert SA 367,478
Total 768,402
Bermuda (0.1%)
283,000 Road King Infrastructure, Ltd. 336,581
Total 336,581
Canada (9.7%)
52,007 Air Canada
b
574,993
37,124 Barrick Gold Corporation 992,537
75,678 Canadian National Railway
Company 7,517,814
11,344 Canadian Natural Resources, Ltd. 180,509
1,964 Canadian Pacific Railway, Ltd. 586,915
154,370 CGI, Inc.
b
9,578,749
81,417 Choice Properties REIT 735,155
464,477 CI Financial Corporation 5,414,192
69,085 Crescent Point Energy Corporation 86,078
113,275 Dollarama , Inc. 3,900,816
49,245 First Quantum Minerals, Ltd. 565,894
3,482 FirstService Corporation 466,906
59,185 Gibson Energy, Inc. 871,583
16,208 Granite REIT 908,758
3,261 IAMGOLD Corporation
b
11,968
2,518 Intact Financial Corporation 260,097
42,847 Kirkland Lake Gold, Ltd. 1,952,123
84,198 Laurentian Bank of Canada
d
1,656,406
Shares Common Stock (99.2%) Value
Canada (9.7%) - continued
4,139 Lightspeed POS, Inc.
b
$ 132,406
3,218 MTY Food Group, Inc. 91,639
9,374 National Bank of Canada 449,879
10,341 Northland Power, Inc. 334,455
14,804 Onex Corporation 640,029
163,251 Quebecor, Inc. 3,787,502
31,194 Restaurant Brands International,
Inc. 1,622,088
104,170 Royal Bank of Canada 7,284,003
213,975 Sun Life Financial, Inc. 8,513,709
58,782 Suncor Energy, Inc. 663,134
53,717 TC Energy Corporation 2,114,328
26,019 TFI International, Inc. 1,158,483
7,962 Thomson Reuters Corporation 619,008
8,379 TMX Group, Ltd. 814,190
136,040 Toronto-Dominion Bank 6,001,975
43,892 Transcontinental, Inc.
d
519,865
43,109 Vermilion Energy, Inc. 106,454
Total 71,114,640
Denmark (3.0%)
1,347 A.P. Moller - Maersk AS, Class B 2,158,749
49,106 Carlsberg AS 6,217,845
1,416 Christian Hansen Holding AS 142,888
181,512 Novo Nordisk AS 11,574,232
9,958 Novozymes AS 598,886
4,659 Royal Unibrew AS 454,295
11,298 Topdanmark AS 442,423
Total 21,589,318
France (7.4%)
49,316 Air Liquide SA 7,211,864
65,778 BNP Paribas SA
b
2,293,985
9,001 Capgemini SA 1,039,323
872,175 CGG SA
b
491,516
3,406 Cie Generale des Etablissements
Michelin 367,850
151,233 Credit Agricole SA
b
1,196,331
10,679 Elior Participations SCA
c
40,247
4,795 Eramet SA
b,d
127,345
6,156 Gaztransport Et Technigaz SA 590,092
3,368 Hermes International 3,135,936
21,674 Ipsos SA 532,715
153,913 Legrand SA 11,379,054
5,637 LNA Sante 290,875
7,603 L'Oreal SA 2,457,171
811 LVMH Moet Hennessy Louis Vuitton
SE 380,153
17,585 Renault SA
b
435,505
33,699 Sanofi 3,042,787
108,122 Schneider Electric SE 13,137,482
174,466 Total SE 5,285,730
Total 53,435,961
Germany (5.4%)
70,355 Allianz SE 12,393,316
105,615 Alstria Office REIT AG 1,344,435
22,681 Daimler AG 1,172,343
28,328 Deutsche Boerse AG 4,174,218
112,743 Deutsche Pfandbriefbank AG
b,c
688,986
21,886 Deutsche Post AG 970,378
189,983 Deutsche Telekom AG 2,887,494
13,217 Dialog Semiconductor plc
b
503,882
3,893 LEG Immobilien AG 526,148

International Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Germany (5.4%) - continued
8,537 SAP SE $ 910,764
40,179 Symrise AG 4,954,473
248,593 TAG Immobilien AG 7,325,918
5,630 Wacker Chemie AG 543,136
Total 38,395,491
Hong Kong (1.1%)
223,000 AIA Group, Ltd. 2,122,330
612,000 Galaxy Entertainment Group, Ltd. 4,044,438
649,000 HKT Trust and HKT, Ltd. 839,331
137,000 Hysan Development Company, Ltd. 436,769
Total 7,442,868
Ireland (<0.1%)
12,647 Glanbia plc 120,293
Total 120,293
Isle of Man (0.2%)
136,919 GVC Holdings plc
b
1,715,195
Total 1,715,195
Israel (0.1%)
38,519 Mizrahi Tefahot Bank, Ltd. 751,129
Total 751,129
Italy (1.2%)
17,703 Buzzi Unicem SPA 383,052
65,502 Enel SPA 520,772
371,447 Eni SPA 2,601,995
102,127 Recordati SPA 5,294,717
Total 8,800,536
Japan (23.5%)
23,600 ABC-MART, Inc. 1,197,097
13,100 Advantest Corporation 758,791
125,500 Air Water, Inc. 1,793,120
13,600 AOKI Holdings, Inc. 59,116
38,200 Arcs Company, Ltd. 845,653
23,000 Asahi Group Holdings, Ltd. 711,784
76,500 Astellas Pharmaceutical, Inc. 1,049,040
27,700 Autobacs Seven Company, Ltd. 354,601
1,400 Azbil Corporation 56,816
18,000 Bridgestone Corporation 586,710
62,600 Canon, Inc. 1,089,628
35,800 Chiyoda Company, Ltd. 315,011
81,800 Chugai Pharmaceutical Company,
Ltd. 3,157,480
308,400 Citizen Watch Company, Ltd.
b,d
817,047
8,000 Computer Engineering &
Consulting, Ltd. 114,133
88,100 Daiichi Sankyo Company, Ltd. 2,325,281
5,800 Daikin Industries, Ltd. 1,085,373
24,000 Daito Trust Construction Company,
Ltd. 2,183,164
121,800 Denso Corporation 5,675,465
1,400 Doutor Nichires Holdings
Company, Ltd. 19,653
10,000 DTS Corporation 194,490
4,800 Eisai Company, Ltd. 373,217
519,000 Eneos Holdings, Inc. 1,751,255
2,200 FANUC Corporation 464,695
1,700 Fast Retailing Company, Ltd. 1,185,821
Shares Common Stock (99.2%) Value
Japan (23.5%) - continued
28 Frontier Real Estate Investment
Corporation $ 93,741
56,800 Fuji Soft, Inc. 3,037,980
1,800 Fujitsu, Ltd. 212,966
50 Fukuoka REIT Corporation 60,613
20,100 GS Yuasa Corporation 350,838
35 Hankyu REIT, Inc. 38,674
31,100 Hanwa Company, Ltd. 602,957
29,500 Hitachi, Ltd. 994,277
24,800 Hoya Corporation 2,798,852
112,900 Inaba Denki Sangyo Company, Ltd. 2,717,893
680 Invesco Office J- Reit , Inc. 84,359
10,300 ITOCHU Techno-Solutions
Corporation 349,452
19,100 Izumi Company, Ltd. 647,753
317 Japan Hotel REIT Investment
Corporation 153,511
10,400 Japan Material Company, Ltd. 134,387
129,300 Japan Post Bank Company, Ltd. 1,031,262
19,800 Japan Post Holdings Company,
Ltd. 135,857
59 Japan Prime Realty Investment
Corporation 159,451
210,200 Japan Tobacco, Inc. 3,957,473
67,000 Kamigumi Company, Ltd. 1,198,690
900 Kanematsu Electronics, Ltd. 36,382
13,100 Kao Corporation 932,703
61,000 KDDI Corporation 1,650,355
32,800 Kewpie Corporation 671,283
11,200 Keyence Corporation 5,082,812
121,900 Kinden Corporation 1,911,375
122,200 Kyoei Steel, Ltd. 1,538,546
16,400 KYORIN Holdings, Inc. 296,583
9,600 Lasertec Corporation 831,560
15,900 Lintec Corporation 352,469
27,000 M3, Inc. 1,823,465
452,000 Marubeni Corporation 2,359,987
14,200 Medipal Holdings Corporation 253,128
12,800 Ministop Company, Ltd. 160,090
229,500 Mitsubishi Corporation 5,120,461
208,100 Mitsubishi Electric Corporation 2,680,096
236,600 Mitsubishi UFJ Financial Group,
Inc. 932,655
44,700 Mitsuboshi Belting, Ltd. 699,764
357,400 Mitsui & Company, Ltd. 5,598,133
3,800 MonotaRO Company, Ltd. 210,185
226 Mori Trust Sogo REIT, Inc. 269,935
15,400 MS and AD Insurance Group
Holdings, Inc. 421,425
8,600 Murata Manufacturing Company,
Ltd. 603,106
157,400 NEC Networks & System Integration
Corporation 2,729,379
14,100 NEXON Company, Ltd. 392,980
128,500 NHK Spring Company, Ltd. 776,991
13,900 Nidec Corporation 1,403,929
2,000 Nihon M&A Center, Inc. 117,443
31,600 Nihon Unisys, Ltd. 931,456
3,700 Nikkon Holdings Company, Ltd. 70,813
5,500 Nintendo Company, Ltd. 2,973,788
1,800 Nippon Steel Trading Corporation 51,307
53,400 Nippon Telegraph & Telephone
Corporation 1,123,314
5,000 Nishimatsu Construction Company,
Ltd. 97,125

International Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Japan (23.5%) - continued
106,600 Nissan Motor Company, Ltd.
b
$ 377,421
165,400 Nitto Kogyo Corporation 3,055,403
800 Noevir Holdings Company, Ltd. 35,717
214 Nomura Real Estate Master Fund,
Inc. 255,549
8,300 NS Solutions Corporation 243,062
14,100 NSD Company, Ltd. 247,662
4,500 NTT Data Corporation 50,788
2,200 OBIC Company, Ltd. 389,495
35,300 Olympus Corporation 675,786
22,300 Onward Holdings Company, Ltd. 43,668
9,800 Oracle Corporation Japan 979,413
6,100 Oriental Land Company, Ltd. 853,866
161,200 ORIX Corporation 1,885,272
8,700 Otsuka Corporation 399,779
23,700 PLENUS Company, Ltd. 387,261
4,900 Rakus Company, Ltd. 96,293
38,100 Recruit Holdings Company, Ltd. 1,449,731
12,400 Renesas Electronics Corporation
b
102,358
38,200 Rinnai Corporation 3,764,093
27,000 Ryoyo Electro Corporation 744,764
65,100 Sangetsu Company, Ltd. 938,205
3,500 Sankyo Company, Ltd. 89,205
3,900 Sanwa Holdings Corporation 44,487
18,400 Sawai Pharmaceutical Company,
Ltd. 886,873
78,300 Sekisui House, Ltd. 1,300,822
42,300 Senshu Ikeda Holdings, Inc. 64,637
49,900 Seven & I Holdings Company, Ltd. 1,516,695
9,400 SHIMAMURA Company, Ltd. 1,002,141
6,800 Shin-Etsu Chemical Company, Ltd. 908,255
6,700 Shiseido Company, Ltd. 414,777
400 SMC Corporation 212,762
418,200 SoftBank Corporation 4,866,791
72,000 SoftBank Group Corporation 4,689,634
1,296,000 Sojitz Corporation 2,851,754
40,700 Sony Corporation 3,393,016
45,900 Sugi Holdings Company, Ltd. 3,031,013
339,100 Sumitomo Chemical Company, Ltd. 1,109,258
308,900 Sumitomo Corporation 3,379,544
532,600 Sumitomo Electric Industries, Ltd. 5,879,946
89,500 Sumitomo Mitsui Financial Group,
Inc. 2,477,530
256,500 Sumitomo Rubber Industries, Ltd. 2,256,231
43,600 Sundrug Company, Ltd. 1,618,947
2,900 Sysmex Corporation 272,393
10,800 Taikisha, Ltd. 281,262
4,100 Taisei Corporation 127,583
20,700 Taiyo Holdings Company, Ltd. 1,083,702
9,700 Takara Standard Company, Ltd. 127,213
88,500 Takeda Pharmaceutical Company,
Ltd. 2,734,881
17,600 Terumo Corporation 647,750
30,100 TIS, Inc. 575,667
89,300 Toagosei Company, Ltd. 945,471
1,100 Toho Holdings Company, Ltd. 20,343
41,500 Tokio Marine Holdings, Inc. 1,854,831
14,100 Tokyo Electron, Ltd. 3,784,593
44,700 Toppan Forms Company, Ltd. 428,884
498,100 Toray Industries, Inc. 2,253,855
11,700 Toyoda Gosei Company, Ltd. 297,355
24,100 Toyota Motor Corporation 1,582,090
41,200 Tsubakimoto Chain Company 914,837
8,600 Tsumura & Company 252,422
217,400 TV Asahi Holdings Corporation 3,284,568
Shares Common Stock (99.2%) Value
Japan (23.5%) - continued
60,500 Ube Industries, Ltd. $ 1,038,660
7,900 Unicharm Corporation 365,540
249 United Urban Investment
Corporation 265,850
26,000 Yuasa Trading Company, Ltd. 740,710
90,300 Z Holdings Corporation 629,667
Total 175,510,481
Jersey (0.6%)
121,898 Experian plc 4,465,615
Total 4,465,615
Luxembourg (0.6%)
460,711 B&M European Value Retail SA 2,891,393
36,709 Subsea 7 SA
b
243,801
174,580 Tenaris SA ADR 1,668,985
Total 4,804,179
Netherlands (7.5%)
83,549 Aalberts NV 2,802,985
84,524 ABN AMRO Group NV
b,c
694,300
3,296 Akzo Nobel NV 317,035
3,674 ASM International NV 524,759
31,408 ASML Holding NV 11,363,473
25,145 BE Semiconductor Industries NV 1,013,182
83,389 Euronext NV
c
8,682,563
52,644 ForFarmers BV 308,397
6,626 IMCD NV 766,897
82,966 Koninklijke DSM NV 13,268,498
112,567 Koninklijke Philips NV
b
5,213,723
42,005 NN Group NV 1,461,808
34,954 SBM Offshore NV 564,861
77,325 Signify NV
b,c
2,744,668
28,022 Unilever NV 1,579,700
49,218 Wolters Kluwer NV 3,985,003
Total 55,291,852
Norway (1.6%)
416,311 DnB ASA
b
5,622,192
31,301 Entra ASA
c
409,198
205,049 Equinor ASA 2,616,367
14,154 Europris ASA
c
73,570
55,160 Orkla ASA 520,700
49,560 Yara International ASA 1,734,376
Total 10,976,403
Singapore (1.5%)
1,526,708 Ascendas REIT 3,221,540
417,000 DBS Group Holdings, Ltd. 6,211,573
403,100 Mapletree Commercial Trust 508,259
86,300 Singapore Exchange, Ltd. 547,345
662,600 Wing Tai Holdings, Ltd. 868,400
Total 11,357,117
Spain (1.8%)
1,105,559 Banco Bilbao Vizcaya Argentaria
SA 3,189,697
1,665,152 Banco de Sabadell SA 509,550
207,638 Banco Santander SA
b
415,806
38,773 CIA De Distribucion Integral 654,620
150,893 Enagas SA 3,256,829
111,498 Industria de Diseno Textil SA
d
2,752,802

International Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Spain (1.8%) - continued
764,851 Mediaset Espana Comunicacion
SA
b
$ 2,557,053
Total 13,336,357
Supranational (0.1%)
20,684 Unibail-Rodamco-Westfield
d
837,304
Total 837,304
Sweden (4.8%)
197,365 AB Industrivarden
b
5,039,540
206,158 Assa Abloy AB 4,418,475
190,289 Atlas Copco AB, Class A 8,399,584
57,831 Atlas Copco AB, Class B 2,215,840
92,213 Castellum AB 1,919,936
76,032 Dometic Group AB
b,c
821,866
159,267 Granges AB
b,d
1,436,613
236,072 Hexpol AB
b
2,079,175
21,567 Holmen AB 816,730
253,952 Husqvarna AB 2,618,653
21,534 Kungsleden AB 182,733
13,311 L E Lundbergforetagen AB
b
598,275
1,046 Lifco AB 76,569
80,692 Nobina AB
b,c
442,486
65,341 Pandox AB
b
652,334
25,232 Sandvik AB
b
449,763
60,762 Scandic Hotels Group AB
c,d
154,139
55,567 SKF AB 1,137,511
35,320 Thule Group AB
b,c
1,155,619
Total 34,615,841
Switzerland (14.2%)
45,144 Baloise Holding AG 6,173,685
2,015 EMS-CHEMIE Holding AG 1,772,351
9,774 Geberit AG 5,563,064
789 Givaudan SA 3,217,495
322 Lindt & Spruengli AG 2,552,968
152,097 Nestle SA 17,107,556
254,181 Novartis AG 19,806,441
29,135 Pargesa Holding SA 2,141,385
66,365 PSP Swiss Property AG 8,025,254
61,023 Roche Holding AG 19,608,614
24,457 Sika AG 6,016,543
20,440 Sonova Holding AG
b
4,851,803
18,562 Swiss Life Holding AG 6,244,047
4,772 Tecan Group AG 2,264,451
Total 105,345,657
United Kingdom (10.2%)
1,199,710 Auto Trader Group plc
c
9,019,968
42,816 Berkeley Group Holdings plc 2,251,202
24,021 British American Tobacco plc 761,358
52,063 Bunzl plc 1,618,452
27,541 Carnival plc 311,354
59,012 Centamin plc 94,906
47,299 Croda International plc 3,696,862
17,800 Domino's Pizza Group plc 76,425
58,829 easyJet plc 385,770
798,243 GlaxoSmithKline plc 13,329,505
390,528 Halma plc 11,984,411
184,264 Hochschild Mining plc
b
525,628
237,632 HSBC Holdings plc
b
995,823
18,543 InterContinental Hotels Group plc
b
942,177
29,318 Jet2 plc 323,004
Shares Common Stock (99.2%) Value
United Kingdom (10.2%) - continued
238,325 John Wood Group plc
b
$ 654,227
481,002 Moneysupermarket.com Group plc 1,519,221
100,976 National Express Group plc 195,886
251,180 PageGroup plc
b
1,163,663
33,028 Paragon Banking Group plc 126,733
57,860 Redde Northgate plc 133,105
150,932 Redrow plc
b
813,771
484,358 RELX plc 9,584,469
54,803 Rightmove plc
b
438,600
37,468 Rio Tinto plc 2,119,251
292,498 Royal Dutch Shell plc, Class A 3,679,490
472,485 Royal Dutch Shell plc, Class B 5,697,878
25,986 Spirax-Sarco Engineering plc 3,798,998
38,290 St. James's Place plc 446,258
525,125 Tullow Oil plc
b,d
137,764
Total 76,826,159
Total Common Stock
(cost $744,005,035) 732,774,341
Shares
Collateral Held for Securities
Loaned ( 1.1% )
8,557,141 Thrivent Cash Management Trust 8,557,141
Total Collateral Held for
Securities Loaned
(cost $8,557,141) 8,557,141
Shares or
Principal
Amount Short-Term Investments ( 0.3% )
Federal Home Loan Bank Discount
Notes
1,000,000 0.095%,  1/6/2021
e,f
999,820
Thrivent Core Short-Term Reserve
Fund
106,069 0.290% 1,060,692
Total Short-Term Investments
(cost $2,060,518) 2,060,512
Total Investments (cost
$754,622,694) 100.6% $743,391,994
Other Assets and Liabilities,
Net (0.6%) (4,406,591)
Total Net Assets 100.0% $738,985,403
a Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $25,213,919 or
3.4% of total net assets.
d All or a portion of the security is on loan.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

International Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 6,978,860
Total lending $6,978,860
Gross amount payable upon return of
collateral for securities loaned $8,557,141
Net amounts due to counterparty
$1,578,281
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 68,117,740
Gross unrealized depreciation (88,702,030)
Net unrealized appreciation (depreciation) $ (20,584,290)
Cost for federal income tax purposes $ 763,455,237
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 43,168,326 – 43,168,326 –
Consumer Discretionary 73,824,364 1,622,088 72,202,276 –
Consumer Staples 46,382,205 – 46,382,205 –
Energy 32,854,796 1,668,985 31,185,811 –
Financials 115,941,898 – 115,941,898 –
Health Care 105,269,575 – 105,269,575 –
Industrials 136,563,201 – 134,661,647 1,901,554
Information Technology 66,376,386 – 66,376,386 –
Materials 72,380,264 11,968 72,368,296 –
Real Estate 35,901,270 – 35,901,270 –
Utilities 4,112,056 – 4,112,056 –
Short-Term Investments 999,820 – 999,820 –
Subtotal Investments in Securities $733,774,161 $3,303,041 $728,569,566 $1,901,554
Other Investments  * Total
Affiliated Short-Term Investments 1,060,692
Collateral Held for Securities Loaned 8,557,141
Subtotal Other Investments $9,617,833
Total Investments at Value $743,391,994
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 521,047 521,047 – –
Total Liability Derivatives $521,047 $521,047 $– $–

International Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Equity Fund's futures contracts held as of October 31, 2020. Investments and/or cash totaling $999,820 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 91 December 2020 $ 8,637,792 ( $ 521,047)
Total Futures Long Contracts $ 8,637,792 ( $ 521,047)
Total Futures Contracts $ 8,637,792 ($521,047)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2020, for International Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 521,047
Total Equity Contracts 521,047
Total Liability Derivatives $521,047
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2020, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 41,319
Total Equity Contracts
41,319
Total $41,319
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2020, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (521,047)
Total Equity Contracts (521,047)
Total ($521,047)
The following table presents International Equity Fund's average volume of derivative activity during the period ended October 31, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $722,411

International Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $— $103,732 $102,686 $1,061 106 0.1%
Total Affiliated Short-Term Investments — 1,061 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,254 193,522 201,219 8,557 8,557 1.1
Total Collateral Held for Securities Loaned 16,254 8,557 1.1
Total Value $16,254 $9,618
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $15 $– $ 0 $27
Total Income/Non Income Cash from Affiliated Investments $27
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 101
Total Affiliated Income from Securities Loaned, Net $101
Total $15 $– $0

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (3.9%)
4,720 Alphabet, Inc., Class A
a
$ 7,628,039
92,195 AT&T, Inc. 2,491,109
118,314 Comcast Corporation 4,997,583
123,054 T-Mobile US, Inc.
a
13,483,027
383,601 Verizon Communications, Inc. 21,861,421
30,861 Walt Disney Company 3,741,896
Total 54,203,075
Consumer Discretionary (7.3%)
1,028 Amazon.com, Inc.
a
3,121,162
8,070 AutoZone, Inc.
a
9,110,869
25,315 Dollar General Corporation 5,283,494
11,578 Domino's Pizza, Inc. 4,380,189
27,563 Garmin, Ltd. 2,867,103
90,221 Home Depot, Inc. 24,062,843
144,470 McDonald's Corporation 30,772,110
12,871 NIKE, Inc. 1,545,550
1,420 NVR, Inc.
a
5,613,388
20,402 O'Reilly Automotive, Inc.
a
8,907,513
45,241 TJX Companies, Inc. 2,298,243
35,844 Yum! Brands, Inc. 3,345,320
Total 101,307,784
Consumer Staples (13.8%)
115,039 Altria Group, Inc. 4,150,607
21,070 Church & Dwight Company, Inc. 1,862,377
41,919 Clorox Company
b
8,687,713
221,367 Coca-Cola Company 10,638,898
209,426 Colgate-Palmolive Company 16,521,617
44,576 Costco Wholesale Corporation 15,941,269
16,064 General Mills, Inc. 949,704
121,524 Hershey Company 16,704,689
149,070 Hormel Foods Corporation 7,258,218
53,492 Kellogg Company 3,364,112
30,415 Kimberly-Clark Corporation 4,032,725
45,398 McCormick & Company, Inc. 8,194,793
412,322 Mondelez International, Inc. 21,902,545
70,427 Monster Beverage Corporation
a
5,392,595
213,653 PepsiCo, Inc. 28,477,808
22,502 Philip Morris International, Inc. 1,598,092
174,185 Procter & Gamble Company 23,880,764
96,152 Wal-Mart Stores, Inc. 13,341,090
Total 192,899,616
Energy (0.3%)
41,025 Core Laboratories NV 592,811
118,677 Devon Energy Corporation 1,059,786
61,165 Diamondback Energy, Inc. 1,587,843
24,724 EOG Resources, Inc. 846,550
Total 4,086,990
Financials (9.4%)
5,482 Alleghany Corporation 2,998,270
74,495 Aon plc 13,707,825
164,986 Arthur J. Gallagher & Company 17,110,698
39,992 Berkshire Hathaway, Inc.
a
8,074,385
2,844 BlackRock, Inc. 1,704,153
21,256 Cboe Global Markets, Inc. 1,727,900
68,727 Chubb, Ltd. 8,928,324
40,194 CME Group, Inc. 6,058,040
27,423 Everest Re Group, Ltd. 5,404,525
7,893 FactSet Research Systems, Inc. 2,419,204
27,647 First Midwest Bancorp, Inc. 346,970
Shares Common Stock (99.8%) Value
Financials (9.4%) - continued
103,087 Fulton Financial Corporation $ 1,132,926
94,077 Hanover Insurance Group, Inc. 8,999,406
23,796 Hartford Financial Services Group,
Inc. 916,622
26,474 Intercontinental Exchange, Inc. 2,499,145
9,170 Markel Corporation
a
8,553,776
203,630 Marsh & McLennan Companies,
Inc. 21,067,560
3,718 Moody's Corporation 977,462
8,732 MSCI, Inc. 3,054,803
75,182 Progressive Corporation 6,909,226
8,311 RenaissanceRe Holdings, Ltd. 1,344,055
43,510 T. Rowe Price Group, Inc. 5,510,977
9,437 Towne Bank 171,565
19,064 W.R. Berkley Corporation 1,146,128
Total 130,763,945
Health Care (18.3%)
118,888 Abbott Laboratories 12,496,318
14,364 AbbVie, Inc. 1,222,376
36,836 Amgen, Inc. 7,991,202
68,379 Baxter International, Inc. 5,304,159
35,610 Becton, Dickinson and Company 8,230,539
309 Bio-Rad Laboratories, Inc.
a
181,204
2,872 Bio- Techne Corporation 724,922
13,067 Chemed Corporation 6,250,208
7,245 Cooper Companies, Inc. 2,311,517
95,602 Danaher Corporation 21,944,483
137,649 Eli Lilly and Company 17,957,689
248,208 Gilead Sciences, Inc. 14,433,295
2,458 IQVIA Holding, Inc.
a
378,507
218,179 Johnson & Johnson 29,914,523
166,644 Medtronic plc 16,759,387
295,330 Merck & Company, Inc. 22,211,769
167 Mettler -Toledo International, Inc.
a
166,651
140,525 Pfizer, Inc. 4,985,827
31,220 Regeneron Pharmaceuticals, Inc.
a
16,969,943
56,122 Stryker Corporation 11,337,205
22,858 Thermo Fisher Scientific, Inc. 10,814,577
60,694 UnitedHealth Group, Inc. 18,520,167
43,975 Vertex Pharmaceuticals, Inc.
a
9,162,631
98,969 Zoetis, Inc. 15,691,535
Total 255,960,634
Industrials (13.1%)
58,728 A.O. Smith Corporation 3,035,650
100,918 AMETEK, Inc. 9,910,148
98,332 C.H. Robinson Worldwide, Inc. 8,695,499
21,297 Cintas Corporation 6,698,971
14,006 Expeditors International of
Washington, Inc. 1,237,710
71,782 General Dynamics Corporation 9,427,130
55,251 Honeywell International, Inc. 9,113,652
37,314 IDEX Corporation 6,357,932
39,430 Illinois Tool Works, Inc. 7,723,548
10,916 L3Harris Technologies, Inc. 1,758,677
73,450 Landstar System, Inc. 9,159,215
24,856 Lennox International, Inc. 6,752,381
19,810 Linde Public Limited Company 4,364,935
53,212 Lockheed Martin Corporation 18,631,118
3,011 Nordson Corporation 582,418
149,422 Republic Services, Inc. 13,174,538
13,362 Rockwell Automation, Inc. 3,168,397
34,651 Union Pacific Corporation 6,139,811

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Industrials (13.1%) - continued
93,117 Verisk Analytics, Inc. $ 16,572,033
166,979 Waste Connections, Inc. 16,584,354
204,949 Waste Management, Inc. 22,116,047
7,842 Watsco , Inc. 1,757,706
Total 182,961,870
Information Technology (20.5%)
142,037 Accenture plc 30,809,246
27,868 Adobe, Inc.
a
12,459,783
186,071 Amphenol Corporation 20,996,252
7,684 Apple, Inc. 836,480
1,371 Arista Networks, Inc.
a
286,402
37,573 Black Knight, Inc.
a
3,304,545
62,579 Broadridge Financial Solutions,
Inc. 8,610,870
28,924 Cisco Systems, Inc. 1,038,372
95,444 Citrix Systems, Inc. 10,810,942
33,528 Fidelity National Information
Services, Inc. 4,177,254
13,146 Fiserv, Inc.
a
1,255,049
36,927 Intuit, Inc. 11,620,188
82,842 Jack Henry & Associates, Inc. 12,281,326
46,544 Keysight Technologies, Inc.
a
4,881,069
67,419 MasterCard, Inc. 19,459,820
168,611 Microsoft Corporation 34,138,670
81,110 Motorola Solutions, Inc. 12,820,247
251,822 Oracle Corporation 14,129,732
218,496 Paychex, Inc. 17,971,296
57,686 Synopsys, Inc.
a
12,336,728
61,911 Texas Instruments, Inc. 8,951,711
41,521 Tyler Technologies, Inc.
a
15,959,842
20,783 VeriSign, Inc.
a
3,963,318
119,110 Visa, Inc. 21,643,478
84,563 Western Union Company 1,643,905
Total 286,386,525
Materials (2.6%)
7,369 Air Products and Chemicals, Inc. 2,035,612
12,508 AptarGroup, Inc. 1,427,038
63,695 Ecolab, Inc. 11,693,765
199,009 Newmont Mining Corporation 12,505,726
13,049 Sherwin-Williams Company 8,977,451
Total 36,639,592
Real Estate (3.9%)
46,603 Agree Realty Corporation 2,892,648
15,186 American Tower Corporation 3,487,465
50,388 Camden Property Trust 4,647,789
12,983 Crown Castle International
Corporation 2,027,945
5,470 EastGroup Properties, Inc. 727,948
21,163 Essential Properties Realty Trust,
Inc. 349,613
20,057 Essex Property Trust, Inc. 4,103,462
13,068 Extra Space Storage, Inc. 1,515,235
157,239 First Industrial Realty Trust, Inc. 6,259,684
47,278 Industrial Logistics Properties Trust 906,792
88,243 Invitation Homes, Inc. 2,405,504
213,012 Iron Mountain, Inc. 5,551,093
53,208 Kilroy Realty Corporation 2,505,033
7,002 Public Storage, Inc. 1,603,948
102,608 Realty Income Corporation 5,936,899
24,475 Rexford Industrial Realty, Inc. 1,137,108
33,087 Service Properties Trust 238,557
Shares Common Stock (99.8%) Value
Real Estate (3.9%) - continued
34,806 Spirit Realty Capital, Inc. $ 1,045,920
5,311 Sun Communities, Inc. 730,953
141,831 UDR, Inc. 4,430,800
20,760 WP Carey, Inc. 1,299,784
Total 53,804,180
Utilities (6.7%)
36,605 ALLETE, Inc. 1,888,086
55,588 American Electric Power
Company, Inc. 4,999,029
12,124 American Water Works Company,
Inc. 1,824,783
143,628 Consolidated Edison, Inc. 11,273,362
96,637 DTE Energy Company 11,926,938
28,708 Duke Energy Corporation 2,644,294
108,977 IDACORP, Inc. 9,560,552
462,936 NextEra Energy, Inc. 33,891,545
47,012 Southern Company 2,700,839
50,176 WEC Energy Group, Inc. 5,045,197
115,799 Xcel Energy, Inc. 8,109,404
Total 93,864,029
Total Common Stock
(cost $1,290,642,260) 1,392,878,240
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
4,196,100 Thrivent Cash Management Trust 4,196,100
Total Collateral Held for
Securities Loaned
(cost $4,196,100) 4,196,100
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
159,910 0.290% 1,599,096
Total Short-Term Investments
(cost $1,597,019) 1,599,096
Total Investments (cost
$1,296,435,379) 100.2% $1,398,673,436
Other Assets and Liabilities, Net
(0.2%) (2,933,427)
Total Net Assets 100.0% $1,395,740,009
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Low Volatility Equity
Fund as of October 31, 2020:
Securities Lending Transactions
Common Stock $ 4,082,825
Total lending $4,082,825
Gross amount payable upon return of
collateral for securities loaned $4,196,100
Net amounts due to counterparty
$113,275

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 159,883,099
Gross unrealized depreciation (59,219,716)
Net unrealized appreciation (depreciation) $ 100,663,383
Cost for federal income tax purposes $ 1,298,010,053
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 54,203,075 54,203,075 – –
Consumer Discretionary 101,307,784 101,307,784 – –
Consumer Staples 192,899,616 192,899,616 – –
Energy 4,086,990 4,086,990 – –
Financials 130,763,945 130,763,945 – –
Health Care 255,960,634 255,960,634 – –
Industrials 182,961,870 182,961,870 – –
Information Technology 286,386,525 286,386,525 – –
Materials 36,639,592 36,639,592 – –
Real Estate 53,804,180 53,804,180 – –
Utilities 93,864,029 93,864,029 – –
Subtotal Investments in Securities $1,392,878,240 $1,392,878,240 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,599,096
Collateral Held for Securities Loaned 4,196,100
Subtotal Other Investments $5,795,196
Total Investments at Value $1,398,673,436
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
10/31/2020
Shares Held at
10/31/2020
% of Net
Assets
10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $1,504 $107,886 $107,799 $1,599 160 0.1%
Total Affiliated Short-Term Investments 1,504 1,599 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 36,708 32,512 4,196 4,196 0.3
Total Collateral Held for Securities Loaned – 4,196 0.3
Total Value $1,504 $5,795

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2019
- 10/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.290% $6 $2 $0 $38
Total Income/Non Income Cash from Affiliated Investments $38
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total $6 $2 $0

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 3.1% )
a
Value
AmeriCredit Automobile
Receivables Trust
$ 5,108,693
0.261% , 7/19/2021, Ser.
2020-2 $ 5,108,799
ARI Fleet Lease Trust
1,959,856
1.685% , 2/16/2021, Ser.
2020-A
b
1,961,254
BCC Funding XVII, LLC
16,000,000
0.310% , 10/20/2021, Ser.
2020-1
b
16,001,730
CarMax Auto Owner Trust
12,057,712
0.277% , 7/15/2021, Ser.
2020-3 12,058,542
CCG Receivables Trust
8,463,870
0.255% , 8/16/2021, Ser.
2020-1
b
8,463,916
Dell Equipment Finance Trust
21,575,283
0.315% , 9/22/2021, Ser.
2020-2
b
21,579,507
Enterprise Fleet Financing, LLC
709,206
1.690% , 2/22/2021, Ser.
2020-1
b
709,672
HPEFS Equipment Trust
10,389,185
0.428% , 7/20/2021, Ser.
2020-2A
b
10,391,713
Kubota Credit Owner Trust
4,369,301
0.269% , 8/16/2021, Ser.
2020-2A
b
4,369,642
Santander Consumer Auto
Receivables Trust
10,618,421
0.209% , 9/15/2021, Ser.
2020-BA
b
10,618,363
Santander Drive Auto Receivables
Trust
1,195,093
0.241% , 7/15/2021, Ser.
2020-2 1,195,103
21,622,635
0.282% , 10/15/2021, Ser.
2020-3 21,622,092
SCF Equipment Leasing, LLC
7,245,780
0.386% , 8/20/2021, Ser.
2020-1A
b
7,245,976
World Omni Select Auto Trust
23,319,289
0.206% , 9/15/2021, Ser.
2020-A 23,318,576
Total 144,644,885
Principal
Amount Basic Materials ( 1.9% )
a
Value
BASF SE
25,000,000 0.190% , 12/22/2020
b
24,994,185
25,000,000 0.200% , 12/28/2020
b
24,993,444
EI du Pont de Nemours & Company
7,000,000 0.180% , 12/1/2020
b
6,998,737
14,500,000 0.190% , 12/21/2020
b
14,496,356
Nutrien , Ltd.
20,000,000 0.150% , 11/12/2020
b
19,998,447
Total 91,481,169
Principal
Amount Capital Goods ( 0.9% )
a
Value
John Deere Canada, ULC
20,000,000 0.130% , 11/23/2020
b,c
19,998,720
Principal
Amount Capital Goods (0.9%)
a
Value
John Deere Capital Corporation
$ 3,850,000
0.648% (LIBOR 3M +
0.400%), 6/7/2021
d
$ 3,858,462
14,185,000
0.510% (LIBOR 3M +
0.260%), 9/10/2021
d
14,215,933
Waste Management, Inc.
3,500,000 0.250% , 1/6/2021
b,c
3,498,578
Total 41,571,693
Principal
Amount Consumer Cyclical ( 4.9% )
a
Value
American Honda Finance
Corporation
30,000,000
0.531% (LIBOR 3M +
0.280%), 11/2/2020
d
30,000,000
5,820,000
0.600% (LIBOR 3M +
0.350%), 6/11/2021
d
5,831,349
BMW US Capital, LLC
10,560,000
0.631% (LIBOR 3M +
0.410%), 4/12/2021
b,d
10,573,918
Hyundai Capital America
9,810,000 0.180% , 11/30/2020
b,c
9,806,697
21,800,000 0.310% , 1/6/2021
b,c
21,782,911
McDonald's Corporation
4,000,000 2.750% , 12/9/2020 4,007,154
Tesla Auto Lease Trust
4,038,634
0.215% , 8/20/2021, Ser.
2020-A
b
4,038,576
Toyota Credit Canada, Inc.
25,000,000 0.170% , 12/22/2020
c
24,991,903
25,000,000 0.200% , 1/12/2021
c
24,988,951
Toyota Finance Australia, Ltd.
25,000,000 0.260% , 2/5/2021
c
24,988,567
Toyota Financial Services de Puerto
Rico, Inc.
15,070,000 0.220% , 11/30/2020 15,068,560
25,000,000 0.150% , 12/21/2020 24,995,486
Toyota Motor Credit Corporation
11,708,000
0.449% (LIBOR 3M +
0.200%), 3/12/2021
d
11,717,004
5,680,000
0.379% (LIBOR 3M +
0.125%), 8/13/2021
d
5,684,144
Walmart, Inc.
11,997,000
0.453% (LIBOR 3M +
0.230%), 6/23/2021
d
12,016,384
Total 230,491,604
Principal
Amount Consumer Non-Cyclical ( 3.3% )
a
Value
Coca-Cola Company
25,000,000 0.110% , 12/8/2020
b
24,997,210
GlaxoSmithKline Capital plc
13,410,000
0.615% (LIBOR 3M +
0.350%), 5/14/2021
d
13,435,304
Kimberly-Clark Corporation
19,625,000 0.100% , 11/17/2020
b
19,624,078
Merck & Company, Inc.
11,100,000 3.875% , 1/15/2021 11,123,512
PepsiCo, Inc.
10,000,000 1.880% , 12/11/2020
b
9,999,230
10,000,000 2.350% , 12/14/2020
b
9,999,188

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Consumer Non-Cyclical (3.3%)
a
Value
$ 10,410,000
0.764% (LIBOR 3M +
0.530%), 10/6/2021
d
$ 10,459,644
Pfizer, Inc.
21,940,000 0.130% , 11/25/2020
b
21,938,605
UnitedHealth Group, Inc.
10,000,000 0.120% , 11/6/2020
b
9,999,728
25,000,000 0.150% , 11/9/2020
b
24,999,028
Total 156,575,527
Principal
Amount Energy ( 2.1% )
a
Value
BP Capital Markets plc
47,325,000
0.506% (LIBOR 3M +
0.250%), 11/24/2020
d
47,334,938
Total Capital Canada, Ltd.
25,000,000 0.180% , 1/20/2021
b,c
24,991,743
25,000,000 0.180% , 1/27/2021
b,c
24,990,791
Total 97,317,472
Principal
Amount Financials ( 40.0% )
a
Value
AIG Global Funding
15,907,000
0.866% (LIBOR 3M +
0.650%), 1/22/2021
b,d
15,927,501
4,000,000
0.685% (LIBOR 3M +
0.460%), 6/25/2021
b,d
4,010,309
ANZ New Zealand International,
Ltd.
9,270,000 2.750% , 1/22/2021
b
9,319,588
7,000,000
1.232% (LIBOR 3M +
1.010%), 7/28/2021
b,d
7,048,513
Australia & New Zealand Banking
Group, Ltd.
9,850,000
0.563% (LIBOR 3M +
0.320%), 11/9/2020
b,d
9,850,532
4,800,000
1.126% (LIBOR 3M +
0.870%), 11/23/2021
b,d
4,840,607
Bank of Montreal
10,000,000 0.150% , 11/2/2020 10,000,055
25,000,000 0.190% , 1/21/2021 25,000,403
10,000,000
0.616% (LIBOR 3M +
0.400%), 1/22/2021
d
10,008,031
25,000,000
0.299% (LIBOR 3M +
0.050%), 2/4/2021
d
25,004,421
10,000,000
0.380% (SOFRRATE +
0.290%), 3/5/2021
d
10,006,993
5,000,000
1.041% (LIBOR 3M +
0.790%), 8/27/2021
d
5,032,111
Bank of Nova Scotia
13,640,000
0.635% (LIBOR 3M +
0.420%), 1/25/2021
d
13,650,974
4,835,000
0.658% (LIBOR 3M +
0.440%), 4/20/2021
d
4,843,845
Barclays Bank plc
15,000,000 0.220% , 12/10/2020
b,c
14,997,250
16,968,000
0.684% (LIBOR 3M +
0.460%), 1/11/2021
d
16,975,186
Barton Capital SA
15,000,000 0.130% , 11/4/2020
b,c
14,999,750
24,800,000 0.150% , 11/16/2020
b,c
24,798,384
25,000,000 0.200% , 1/20/2021
b,c
24,989,921
Principal
Amount Financials (40.0%)
a
Value
BNP Paribas SA
$ 7,205,000
0.632% (LIBOR 3M +
0.390%), 8/7/2021
b,d
$ 7,225,459
CAFCO, LLC
25,000,000 0.170% , 1/21/2021
b,c
24,992,219
Canadian Imperial Bank of
Commerce
8,500,000
0.254% (LIBOR 3M +
0.020%), 7/1/2021
d
8,500,566
15,000,000
0.358% (LIBOR 3M +
0.140%), 7/19/2021
d
15,013,905
34,400,000
0.409% (LIBOR 3M +
0.160%), 8/6/2021
d
34,436,478
Chariot Funding, LLC
25,000,000 0.250% , 11/12/2020
b
24,999,124
35,000,000 0.140% , 12/14/2020
b
34,994,969
25,000,000 0.140% , 12/17/2020
b
24,996,133
25,000,000 0.250% , 2/3/2021
b
24,990,000
Ciesco , LLC
25,000,000 0.200% , 11/12/2020
b,c
24,998,853
30,000,000 0.160% , 11/19/2020
b,c
29,997,500
Citibank NA
25,383,000
0.607% (LIBOR 3M +
0.350%), 2/12/2021
d
25,399,753
12,900,000 2.850% , 2/12/2021 12,966,021
10,000,000
0.779% (LIBOR 3M +
0.570%), 7/23/2021
d
10,028,368
Commonwealth Bank of Australia
5,250,000
1.078% (LIBOR 3M +
0.830%), 9/6/2021
b,d
5,284,630
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
5,000,000 2.500% , 1/19/2021 5,023,718
Dealers Capital Access Trust, LLC
15,000,000 0.200% , 11/10/2020 14,999,450
4,500,000 0.190% , 11/18/2020 4,499,703
Erste Abwicklungsanstalt
25,000,000 0.140% , 11/30/2020
b
24,998,062
25,000,000 0.140% , 12/29/2020
b
24,995,833
25,000,000 0.150% , 12/30/2020
b
24,995,721
FMS Wertmanagement
15,000,000 0.150% , 11/6/2020
b
14,999,796
25,000,000 0.130% , 11/24/2020
b
24,998,559
1,700,000 0.180% , 1/21/2021
b
1,699,549
1,800,000 0.180% , 2/2/2021
b
1,799,401
Goldman Sachs Bank USA
25,000,000
0.367% (SOFRRATE +
0.280%), 2/5/2021
d
25,013,393
GTA Funding, LLC
10,600,000 0.160% , 11/19/2020
b
10,599,117
ING Bank NV
2,000,000
1.160% (LIBOR 3M +
0.880%), 8/15/2021
b,d
2,013,022
Jupiter Securitization Company,
LLC
25,000,000 0.140% , 11/17/2020
b,c
24,998,225
KFW
25,000,000 0.140% , 11/18/2020
b,c
24,998,641
25,000,000 0.145% , 12/16/2020
b,c
24,995,659
Lime Funding, LLC
15,000,000 0.200% , 12/2/2020
b
14,997,841
Lloyds Banking Group plc
14,860,000 6.375% , 1/21/2021 15,053,621

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (40.0%)
a
Value
$ 10,000,000
0.732% (LIBOR 3M +
0.490%), 5/7/2021
d
$ 10,020,830
25,000,000
0.343% (LIBOR 3M +
0.090%), 5/20/2021
d
25,005,465
15,000,000
0.350% (LIBOR 3M +
0.100%), 9/15/2021
d
14,997,404
LMA Americas, LLC
15,000,000
0.310% (LIBOR 1M +
0.170%), 12/4/2020
b,d
15,002,335
Macquarie Bank, Ltd.
10,000,000 0.180% , 12/7/2020
b
9,998,068
10,000,000 0.190% , 12/15/2020
b
9,997,649
4,100,000 2.850% , 1/15/2021
b
4,120,967
10,000,000
0.299% (LIBOR 1M +
0.150%), 2/24/2021
b,d
10,002,767
MassMutual Global Funding
12,850,000 2.450% , 11/23/2020
b
12,867,392
Metropolitan Life Global Funding I
13,985,000 2.500% , 12/3/2020
b
14,011,930
7,623,000
0.460% (LIBOR 3M +
0.230%), 1/8/2021
b,d
7,626,306
6,270,000 2.400% , 1/8/2021
b
6,294,766
25,000,000
0.580% (SOFRRATE +
0.500%), 5/28/2021
b,d
25,049,456
Mid-America Apartment
Communities, Inc.
25,000,000 0.170% , 11/3/2020
b
24,999,583
15,000,000 0.190% , 11/13/2020
b
14,999,026
Mitsubishi UFJ Trust & Banking
Corporation
10,000,000 0.240% , 2/5/2021 10,002,094
Mizuho Corporate Bank
7,725,000 1.730% , 1/22/2021 7,752,700
National Australia Bank, Ltd.
5,500,000
0.959% (LIBOR 3M +
0.710%), 11/4/2021
b,d
5,533,305
Nationwide Building Society
5,000,000 0.150% , 11/9/2020
b
4,999,806
15,000,000 0.180% , 11/12/2020
b
14,999,242
25,000,000 0.160% , 12/2/2020
b
24,996,860
10,000,000 0.160% , 12/8/2020
b
9,998,364
Natixis NY
3,994,000 1.930% , 11/13/2020 3,996,835
Nederlandse Waterschapsbank NV
25,000,000 0.170% , 11/24/2020
b
24,997,934
5,100,000 0.150% , 12/29/2020
b
5,098,895
12,200,000 0.145% , 12/31/2020
b
12,197,248
New York Life Global Funding
11,796,000
0.569% (LIBOR 3M +
0.320%), 8/6/2021
b,d
11,819,681
Nordea Bank Abp
15,000,000
0.268% (LIBOR 3M +
0.050%), 10/20/2021
d
14,999,999
Old Line Funding, LLC
25,000,000
0.180% (LIBOR 1M +
0.040%), 1/5/2021
b,c,d
25,000,000
25,000,000
0.197% (LIBOR 3M +
(0.040)%), 3/17/2021
b,c,d
24,998,139
Pacific Life
7,100,000 0.130% , 11/30/2020
b
7,099,199
PNC Bank NA
12,700,000
0.466% (LIBOR 3M +
0.250%), 1/22/2021
d
12,705,537
Principal
Amount Financials (40.0%)
a
Value
Pricoa Global Funding I
$ 3,825,000 2.550% , 11/24/2020
b
$ 3,828,926
Royal Bank of Canada
1,900,000 1.250% , 12/9/2020 1,902,447
10,000,000
0.324% (LIBOR 3M +
0.090%), 1/4/2021
b,d
10,001,893
13,460,000
0.615% (LIBOR 3M +
0.400%), 1/25/2021
d
13,472,176
10,000,000 0.291% , 2/3/2021
b
10,001,533
10,000,000
0.240% (SOFRRATE +
0.150%), 2/26/2021
b,d
10,001,979
10,000,000
0.340% (SOFRRATE +
0.250%), 3/3/2021
b,d
10,005,505
18,237,000
0.604% (LIBOR 3M +
0.390%), 4/30/2021
d
18,269,097
15,000,000
0.354% (LIBOR 3M +
0.140%), 7/30/2021
d
15,014,500
15,000,000
0.280% (LIBOR 3M +
0.050%), 10/8/2021
d
14,999,999
15,000,000
0.282% (LIBOR 3M +
0.060%), 10/28/2021
d
14,995,558
Simon Property Group, LP
10,200,000 0.150% , 11/30/2020
b
10,199,034
Skandinaviska Enskilda Banken AB
16,104,000
0.710% (LIBOR 3M +
0.430%), 5/17/2021
b,d
16,138,324
Starbird Funding Corporation
10,000,000 0.150% , 11/9/2020
b,c
9,999,725
Sumitomo Mitsui Banking
Corporation
15,000,000
0.281% (LIBOR 1M +
0.130%), 11/20/2020
d
15,001,193
Sumitomo Mitsui Trust Bank, Ltd.
4,800,000 0.170% , 11/12/2020
b
4,799,823
Sumitomo Trust Banking
6,000,000 0.140% , 11/6/2020
b
5,999,883
Svenska Handelsbanken AB
22,300,000
0.726% (LIBOR 3M +
0.470%), 5/24/2021
d
22,358,510
15,000,000
0.268% (LIBOR 3M +
0.050%), 10/19/2021
b,d
15,000,000
Svenska Handelsbanken NY
15,000,000
0.347% (LIBOR 3M +
0.110%), 6/16/2021
d
15,010,210
Toronto-Dominion Bank
12,000,000
0.455% (LIBOR 3M +
0.240%), 1/25/2021
d
12,006,276
10,000,000
0.301% (LIBOR 3M +
0.050%), 2/1/2021
b,d
10,000,750
40,000,000 2.250% , 3/15/2021
b
40,298,000
20,958,000
0.516% (LIBOR 3M +
0.270%), 3/17/2021
d
20,979,544
5,184,000
1.220% (LIBOR 3M +
1.000%), 4/7/2021
d
5,206,430
10,000,000
0.360% (LIBOR 3M +
0.110%), 6/10/2021
d
10,007,227
10,000,000
0.355% (LIBOR 3M +
0.130%), 7/1/2021
b,d
10,008,658
12,830,000
0.358% (LIBOR 3M +
0.140%), 7/19/2021
d
12,842,809
11,000,000
0.514% (LIBOR 3M +
0.300%), 7/30/2021
d
11,018,844
10,000,000
0.300% (LIBOR 3M +
0.070%), 10/8/2021
d
9,999,999

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (40.0%)
a
Value
U.S. Bank NA
$ 6,630,000
0.559% (LIBOR 3M +
0.310%), 2/4/2021
d
$ 6,633,396
9,000,000 3.000% , 2/4/2021 9,042,905
30,288,000
0.535% (LIBOR 3M +
0.320%), 4/26/2021
d
30,321,741
UBS Group AG
11,800,000 2.450% , 12/1/2020
b
11,800,615
10,000,000
0.304% (LIBOR 3M +
0.080%), 10/12/2021
b,d
10,000,000
Ventas Realty, LP
30,000,000 0.130% , 11/2/2020
b,c
29,999,625
Wells Fargo & Company
6,319,000 2.550% , 12/7/2020 6,333,155
Wells Fargo Bank NA
10,000,000
0.314% (LIBOR 3M +
0.090%), 1/13/2021
d
10,001,774
25,000,000
0.547% (LIBOR 3M +
0.310%), 1/15/2021
d
25,013,903
22,324,000 2.600% , 1/15/2021 22,429,816
10,000,000
0.390% (LIBOR 3M +
0.110%), 2/16/2021
d
10,002,573
8,502,000
0.726% (LIBOR 3M +
0.510%), 10/22/2021
d
8,535,945
Westpac Banking Corporation
25,000,000
0.400% (LIBOR 3M +
0.150%), 11/25/2020
b,d
25,002,748
9,300,000
0.360% (SOFRRATE +
0.270%), 3/5/2021
d
9,305,854
25,000,000
0.230% (LIBOR 1M +
0.090%), 5/5/2021
b,c,d
25,011,063
Total 1,890,801,410
Principal
Amount Technology ( 1.5% )
a
Value
IBM Credit, LLC
15,000,000
0.726% (LIBOR 3M +
0.470%), 11/30/2020
d
15,004,827
26,070,000
0.478% (LIBOR 3M +
0.260%), 1/20/2021
d
26,084,002
19,975,000
0.409% (LIBOR 3M +
0.160%), 2/5/2021
d
19,981,433
International Business Machines
Corporation
8,905,000
0.654% (LIBOR 3M +
0.400%), 5/13/2021
d
8,921,893
Total 69,992,155
Principal
Amount Transportation ( 1.3% )
a
Value
Canadian Pacific Railway Company
25,000,000 0.160% , 11/17/2020
b
24,997,787
Union Pacific Corporation
17,100,000 0.220% , 11/30/2020
b
17,097,644
20,000,000 0.200% , 12/1/2020
b
19,997,138
Total 62,092,569
Principal
Amount
U.S. Government & Agencies
( 31.9% )
a
Value
Federal Agricultural Mortgage
Corporation
14,290,000
0.161% (LIBOR 1M +
0.010%), 5/20/2021
d
14,288,429
Principal
Amount
U.S. Government & Agencies
(31.9%)
a
Value
$ 14,490,000
0.152% (LIBOR 1M + FLAT),
7/28/2021
d
$ 14,487,860
10,000,000
0.207% (LIBOR 1M +
0.060%), 10/18/2021
d
9,998,080
21,500,000
0.146% (LIBOR 1M + FLAT),
11/22/2021
d
21,495,453
20,500,000
0.231% (LIBOR 3M +
(0.010)%), 12/2/2021
d
20,495,593
5,000,000
0.314% (LIBOR 3M +
0.080%), 1/3/2022
d
5,006,597
64,000,000
0.176% (LIBOR 1M +
0.030%), 1/21/2022
d
63,984,464
Federal Farm Credit Bank
2,140,000
0.309% (LIBOR 1M +
0.160%), 1/25/2021
d
2,140,860
48,320,000
0.157% (LIBOR 1M +
0.010%), 3/12/2021
d
48,323,896
14,410,000
0.176% (SOFRRATE +
0.090%), 7/15/2021
d
14,415,094
20,000,000
0.129% (LIBOR 3M +
(0.120)%), 8/6/2021
d
19,996,957
100,000,000
0.134% (LIBOR 1M +
(0.015)%), 9/1/2021
d
99,988,834
20,000,000
0.300% (LIBOR 1M +
0.160%), 10/4/2021
d
20,029,396
15,000,000
0.267% (LIBOR 1M +
0.120%), 10/18/2021
d
15,017,088
35,000,000
0.161% (LIBOR 1M +
0.010%), 10/20/2021
d
35,002,871
25,000,000
0.270% (LIBOR 1M +
0.130%), 11/5/2021
d
25,036,225
80,000,000
0.123% (LIBOR 3M +
(0.120)%), 11/10/2021
d
79,965,620
98,920,000
0.136% (LIBOR 1M +
(0.020)%), 11/16/2021
d
98,894,981
200,000,000
0.138% (LIBOR 1M +
(0.010)%), 12/2/2021
d
199,969,282
25,000,000
0.175% (LIBOR 1M +
0.030%), 12/29/2021
d
24,997,262
8,225,000
0.225% (LIBOR 1M +
0.080%), 7/13/2022
d
8,209,635
Federal Home Loan Bank
19,390,000
0.105% (SOFRRATE +
0.020%), 12/11/2020
d
19,390,085
29,640,000
0.107% (LIBOR 1M +
(0.040)%), 12/18/2020
d
29,639,614
20,000,000
0.115% (SOFRRATE +
0.030%), 12/30/2020
d
20,000,398
11,900,000
0.116% (SOFRRATE +
0.030%), 1/4/2021
d
11,899,627
15,000,000
0.114% (SOFRRATE +
0.030%), 1/15/2021
d
14,999,385
15,000,000
0.113% (SOFRRATE +
0.030%), 1/21/2021
d
14,999,342
10,000,000
0.096% (LIBOR 1M +
(0.050)%), 2/16/2021
d
9,999,320
39,670,000
0.096% (LIBOR 1M +
(0.050)%), 2/22/2021
d
39,667,220
10,000,000
0.139% (LIBOR 1M +
(0.010)%), 3/26/2021
d
10,000,055
25,000,000
0.111% (LIBOR 3M +
(0.110)%), 4/13/2021
d
25,000,407
19,640,000
0.099% (LIBOR 3M +
(0.125)%), 4/14/2021
d
19,639,017
44,045,000
0.121% (LIBOR 1M +
(0.030)%), 4/20/2021
d
44,042,191

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
(31.9%)
a
Value
$ 33,000,000
0.120% (LIBOR 1M +
(0.020)%), 5/3/2021
d
$ 32,996,683
13,600,000
0.130% (LIBOR 1M +
(0.010)%), 5/3/2021
d
13,601,482
25,000,000
0.139% (LIBOR 1M +
(0.010)%), 5/24/2021
d
24,997,196
4,610,000
0.138% (LIBOR 1M +
(0.010)%), 6/2/2021
d
4,609,462
10,000,000
0.190% (SOFRRATE +
0.100%), 7/9/2021
d
10,004,283
11,325,000
0.157% (SOFRRATE +
0.075%), 7/23/2021
d
11,326,270
9,000,000
0.237% (SOFRRATE +
0.150%), 9/3/2021
d
9,007,792
25,000,000
0.151% (LIBOR 1M + FLAT),
10/20/2021
d
24,994,217
89,400,000
0.133% (LIBOR 1M +
(0.015)%), 12/23/2021
d
89,379,605
Federal Home Loan Bank Discount
Notes
10,000,000 0.090% , 11/27/2020 9,999,445
Federal Home Loan Mortgage
Corporation
15,000,000
0.240% (SOFRRATE +
0.150%), 3/4/2022
d
15,013,260
Federal National Mortgage
Association
24,000,000
0.240% (SOFRRATE +
0.150%), 12/10/2021
d
24,024,364
10,000,000
0.260% (SOFRRATE +
0.170%), 3/9/2022
d
10,013,930
25,000,000
0.280% (SOFRRATE +
0.190%), 5/27/2022
d
25,071,900
Harris County TX
5,845,000 0.130% , 11/5/2020
c
5,845,000
6,720,000 0.150% , 11/5/2020
c
6,720,000
U.S. International Development
Finance Corporation
11,540,000
0.150% (T-BILL 3M + FLAT),
11/6/2020
d
11,540,000
U.S. Treasury Bills
25,000,000 0.094% , 11/27/2020 24,998,524
25,000,000 0.085% , 12/8/2020 24,997,750
25,000,000 0.080% , 12/22/2020 24,996,875
Total 1,505,159,176
Principal
Amount U.S. Municipals ( 5.8% )
a
Value
Chesterfield County, VA Economic
Development Auth. Rev. Refg .
(Bon Secours Health System)
8,000,000 5.000% , 11/1/2020 8,000,000
Los Angeles County Metropolitan
Transportation Auth.
17,500,000 0.200% , 11/4/2020
c
17,500,175
Massachusetts Educational
Financing Auth.
20,000,000 0.180% , 11/3/2020
c
20,000,000
20,000,000 0.180% , 11/4/2020
c
20,000,200
15,095,000 0.190% , 12/3/2020
c
15,095,000
South Carolina Association of
Governmental Organizations
25,000,000 4.000% , 4/15/2021 25,420,000
State of California
14,850,000 0.170% , 11/10/2020
c
14,850,148
Principal
Amount U.S. Municipals (5.8%)
a
Value
$ 15,660,000 0.180% , 12/3/2020
c
$ 15,659,217
10,320,000 0.170% , 1/11/2021
c
10,319,381
22,250,000 2.800% , 4/1/2021 22,486,740
State of Connecticut G.O.
25,000,000 2.670% , 1/15/2021 25,110,250
State of Michigan
4,755,000 3.375% , 12/1/2020 4,766,792
State of Tennessee
9,200,000 0.400% , 11/18/2020
c
9,200,460
25,263,000 0.350% , 12/29/2020
c
25,260,979
State of Wisconsin
25,000,000 0.190% , 11/4/2020 25,000,250
17,574,000 0.190% , 11/5/2020 17,574,176
Total 276,243,768
Principal
Amount Utilities ( 3.5% )
a
Value
American Electric Power Company,
Inc.
5,000,000 0.160% , 11/16/2020
b
4,999,587
Duke Energy Corporation
8,870,000 0.140% , 11/19/2020
b
8,869,103
ITC Holdings Corporation
25,000,000 0.190% , 11/18/2020
b
24,997,638
21,000,000 0.170% , 11/30/2020
b
20,996,546
Magellan Midstream Partners, LP
7,700,000 0.150% , 11/13/2020
b
7,699,500
National Rural Utilities Cooperative
Finance Corporation
5,000,000
0.595% (LIBOR 3M +
0.375%), 6/30/2021
d
5,011,850
San Francisco City & County Public
Utilities  Commission Wastewater
Revenue
25,000,000 0.190% , 1/20/2021
c
25,000,000
TransCanada American
Investments, Ltd.
15,000,000 0.250% , 12/10/2020
b
14,996,635
25,500,000 0.210% , 12/15/2020
b
25,493,451
Virginia Electric & Power Company
11,500,000 0.180% , 11/16/2020 11,499,223
14,223,000 0.170% , 12/11/2020 14,220,279
Total 163,783,812
Total Investments (cost
$4,729,596,543) 100.2% $4,730,155,240
Other Assets and Liabilities,
Net (0.2)% (7,738,126)
Total Net Assets 100.0% $4,722,417,114
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2020, the value of these investments was $1,733,364,642 or
36.7% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2020
The accompanying Notes to Financial Statements are an integral part of this schedule.

d Denotes variable rate securities. The rate shown is as
of October 31, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
Definitions:
Auth. - Authority
G.O. - General Obligation
Refg . - Refunding
Rev. - Revenue
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 904,678
Gross unrealized depreciation (345,981)
Net unrealized appreciation (depreciation) $ 558,697
Cost for federal income tax purposes $ 4,729,596,543
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2020, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 144,644,885 – 144,644,885 –
Basic Materials 91,481,169 – 91,481,169 –
Capital Goods 41,571,693 – 41,571,693 –
Consumer Cyclical 230,491,604 – 230,491,604 –
Consumer Non-Cyclical 156,575,527 – 156,575,527 –
Energy 97,317,472 – 97,317,472 –
Financials 1,890,801,410 – 1,890,801,410 –
Technology 69,992,155 – 69,992,155 –
Transportation 62,092,569 – 62,092,569 –
U.S. Government & Agencies 1,505,159,176 – 1,505,159,176 –
U.S. Municipals 276,243,768 – 276,243,768 –
Utilities 163,783,812 – 163,783,812 –
Total Investments at Value $4,730,155,240 $– $4,730,155,240 $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2020
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Assets
Investments in unaffiliated securities at cost $901,911,135 $458,542,074 $745,004,861
Investments in affiliated securities at cost $39,540,566 $23,231,767 $9,617,833
Investments in unaffiliated securities at value (#) 951,048,160 484,919,222 733,774,161
Investments in affiliated securities at value 39,532,715 23,231,767 9,617,833
Cash 38,979 7,963,863
(a)
—
Dividends and interest receivable 10,172,473 480,330 4,312,986
Prepaid expenses 2,843 3,702 2,582
Prepaid trustee fees 988 989 989
Receivable for:
Investments sold 8,438,707 2,906,864 220,455
Total Assets 1,009,234,865 519,506,737 747,929,006
Liabilities
Accrued expenses 42,618 197,701 49,142
Cash overdraft — — 278,776
(b )
Payable for:
Investments purchased — 40,050,392 —
Investments purchased on a delayed-delivery basis 4,000,000 — —
Return of collateral for securities loaned 6,981,155 214,500 8,557,141
Foreign capital gain tax liability — 597,270 —
Variation margin on open future contracts — — 46,410
Administrative service fees 14,466 6,158 10,933
Director deferred compensation 1,201 384 1,201
Contingent liabilities^ — — —
Total Liabilities 11,039,440 41,066,405 8,943,603
Net Assets
Capital stock (beneficial interest) 986,407,208 456,394,071 864,199,519
Distributable earnings/(accumulated loss) 11,788,217 22,046,261 (125,214,116)
Total Net Assets $998,195,425 $478,440,332 $738,985,403
Shares of beneficial interest outstanding 101,702,717 46,182,722 87,473,283
Net asset value per share $9.81 $10.36 $8.45
(#) Includes securities on loan of $6,752,173 $207,900 $6,978,860
(a)
Includes foreign currency holdings of $8,095,747 (cost $8,092,220).
(b)
Includes foreign currency holdings of $-213,554 (cost $-213,554).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial
Statements.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2020
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Assets
Investments in unaffiliated securities at cost $1,290,642,260 $4,729,596,543
Investments in affiliated securities at cost $5,793,119 $—
Investments in unaffiliated securities at value (#) 1,392,878,240 4,730,155,240
Investments in affiliated securities at value 5,795,196 —
Cash — 57,145
Dividends and interest receivable 1,374,989 3,342,608
Prepaid expenses 3,408 7,874
Prepaid trustee fees 989 989
Receivable for:
Total Assets 1,400,052,822 4,733,563,856
Liabilities
Distributions payable — 1,120,876
Accrued expenses 88,401 23,621
Cash overdraft 6,068 —
Payable for:
Investments purchased — 9,999,867
Return of collateral for securities loaned 4,196,100 —
Administrative service fees 21,054 —
Director deferred compensation 1,190 2,378
Contingent liabilities^ — —
Total Liabilities 4,312,813 11,146,742
Net Assets
Capital stock (beneficial interest) 1,268,946,823 4,722,298,172
Distributable earnings/(accumulated loss) 126,793,186 118,942
Total Net Assets $1,395,740,009 $4,722,417,114
Shares of beneficial interest outstanding 120,183,973 472,034,254
Net asset value per share $11.61 $10.00
(#) Includes securities on loan of $4,082,825 $—
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2020
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
(a)
International
Equity Fund
Investment Income
Dividends $299,819 $4,900,603 $22,034,984
Interest 42,582,686 4,292 92
Affiliated income from securities loaned, net 20,383 113 101,287
Income from affiliated investments 215,576 11,396 27,238
Foreign tax withholding — (617,707) (2,411,480)
Total Investment Income 43,118,464 4,298,697 19,752,121
Expenses
Administrative service fees 227,522 79,528 201,363
Amortization of offering costs — 5,929 —
Audit and legal fees 35,556 57,397 36,565
Custody fees 39,135 273,964 176,556
Insurance expenses 6,608 3,104 6,468
Printing and postage expenses 5,913 5,988 7,005
SEC and state registration expenses 25,975 78,614 (12,181)
Transfer agent fees 21,667 15,000 21,667
Directors' fees 6,961 5,170 6,962
Pricing service fees 18,183 17,045 17,353
Other expenses 11,686 6,550 9,918
Total Expenses Before Reimbursement 399,206 548,289 471,676
Less:
Reimbursement from adviser — (352) —
Total Net Expenses 399,206 547,937 471,676
Net Investment Income/(Loss) 42,719,258 3,750,760 19,280,445
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (11,481,179) (7,129,882)
(b)
(59,613,671)
Affiliated investments 8,118 11,392 14,999
Distributions of realized capital gains from affiliated
investments 110 — 11
Futures contracts — — 41,319
Foreign currency transactions — (344,072) (19,263)
Change in net unrealized appreciation/(depreciation) on:
Investments 17,940,691 26,377,148 (36,441,575)
Affiliated investments (7,851) — —
Futures contracts — — (521,047)
Foreign currency transactions — (27,744) 126,165
Foreign capital gain tax liability — (597,270) —
Net Realized and Unrealized Gains/(Losses) 6,459,889 18,289,572 (96,413,062)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $49,179,147 $22,040,332 $(77,132,617)
(a) For the period from February 3, 2020 (commencement date of operations) through October 31, 2020.
(b) Includes foreign capital gain taxes paid of $88,406.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2020
Low Volatility
Equity Fund
Short-Term
Reserve Fund
Investment Income
Dividends $26,911,650 $—
Interest 8,270 57,977,479
Affiliated income from securities loaned, net 8,704 —
Income from affiliated investments 38,341 —
Foreign tax withholding (15,859) —
Total Investment Income 26,951,106 57,977,479
Expenses
Administrative service fees 292,704 90,000
Audit and legal fees 36,839 51,391
Custody fees 14,587 54,811
Insurance expenses 7,691 19,305
Printing and postage expenses 6,211 4,389
SEC and state registration expenses 77,979 —
Transfer agent fees 21,667 21,667
Directors' fees 6,963 6,944
Pricing service fees 1,033 49,267
Other expenses 10,739 10,590
Total Expenses Before Reimbursement 476,413 308,364
Less:
Total Net Expenses 476,413 308,364
Net Investment Income/(Loss) 26,474,693 57,669,115
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 2,686,633 (444,411)
Affiliated investments 5,878 —
Distributions of realized capital gains from affiliated
investments 15 —
Change in net unrealized appreciation/(depreciation) on:
Investments (32,954,640) (437,142)
Affiliated investments 2,077 —
Net Realized and Unrealized Gains/(Losses) (30,260,037) (881,553)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(3,785,344) $56,787,562

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund
Emerging
Markets Equity
Fund
For the periods ended
10/31/2020 10/31/2019 10/31/2020
(a)
Operations
Net investment income/(loss) $42,719,258 $35,683,790 $3,750,760
Net realized gains/(losses) (11,472,951) (23,864,376) (7,462,562)
Change in net unrealized appreciation/(depreciation) 17,932,840 87,122,791 25,752,134
Net Change in Net Assets Resulting From Operations
49,179,147 98,942,205 22,040,332
Distributions to Shareholders
From net investment income/net realized gains (42,753,567) (35,639,665) –
Total Distributions to Shareholders
(42,753,567) (35,639,665) –
Capital Stock Transactions
Sold 111,666,162 67,982,283 456,500,000
Distributions reinvested 42,753,567 35,639,665 –
In-kind contributions – – –
Redeemed (12,305,000) (1,500,000) (100,000)
Total Capital Stock Transactions 142,114,729 102,121,948 456,400,000
Net Increase/(Decrease) in Net Assets 148,540,309 165,424,488 478,440,332
Net Assets, Beginning of Period 849,655,116 684,230,628 –
Net Assets, End of Period $998,195,425 $849,655,116 $478,440,332
Capital Stock Share Transactions
Sold 12,102,251 7,131,069 46,192,722
Distributions reinvested 4,409,413 3,726,079 –
In-kind contributions – – –
Redeemed (1,230,231) (152,905) (10,000)
Total Capital Stock Share Transactions
15,281,433 10,704,243 46,182,722
(a) For the period from February 3, 2020 (commencement date of operations) through October 31, 2020.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Low Volatility Equity Fund Short-Term Reserve Fund
10/31/2020 10/31/2019 10/31/2020 10/31/2019 10/31/2020 10/31/2019
$19,280,445 $31,599,993 $26,474,693 $21,010,542 $57,669,115 $133,591,869
(59,576,605) (55,409,148) 2,692,526 31,695,278 (444,411) 54,362
(36,836,457) 98,344,776 (32,952,563) 116,146,861 (437,142) 1,671,179
(77,132,617) 74,535,621 (3,785,344) 168,852,681 56,787,562 135,317,410
(32,400,474) (28,842,752) (53,118,700) (33,622,761) (57,706,133) (133,591,869)
(32,400,474) (28,842,752) (53,118,700) (33,622,761) (57,706,133) (133,591,869)
– 90,000,000 370,999,999 16,000,000 14,403,645,119 12,695,297,830
32,400,474 28,842,752 53,118,700 33,622,761 – –
24,354,891 – – – – –
(39,000,000) (132,000,000) – (30,000,000) (15,565,252,701) (11,666,628,886)
17,755,365 (13,157,248) 424,118,699 19,622,761 (1,161,607,582) 1,028,668,944
(91,777,726) 32,535,621 367,214,655 154,852,681 (1,162,526,153) 1,030,394,485
830,763,129 798,227,508 1,028,525,354 873,672,673 5,884,943,267 4,854,548,782
$738,985,403 $830,763,129 $1,395,740,009 $1,028,525,354 $4,722,417,114 $5,884,943,267
– 10,158,014 30,692,023 1,337,793 1,440,079,447 1,269,529,784
3,333,382 3,393,265 4,460,669 3,337,724 – –
2,735,585 – – – – –
(4,422,723) (13,724,455) – (2,508,361) (1,556,436,235) (1,166,662,889)
1,646,244 (173,176) 35,152,692 2,167,156 (116,356,788) 102,866,895

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company
Act of 1940. The Trust is established solely for investment by other
Thrivent entities.  The Trust is divided into five separate series, each with its own investment objective and policies (each, a "Fund" and, collectively, the "Funds").  The five series of the Trust are Thrivent
Core Emerging Markets Debt Fund, which is non-diversified,
and Thrivent Core Emerging Markets Equity Fund, Thrivent Core
International Equity Fund, Thrivent Core Low Volatility Equity Fund,
and Thrivent Core Short-Term Reserve Fund, which are diversified.
Thrivent Core Short-Term Reserve Fund serves as a cash sweep vehicle for Thrivent Mutual Funds, Thrivent Series Fund, Inc., and
Thrivent Church Loan and Income Fund.
Thrivent Core Emerging Markets Equity Fund was incepted on
January 31, 2020 and commenced operations on February 3, 2020.
The Funds are each an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic
946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
—Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap
agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
  The Board has delegated responsibility for daily valuation of the Funds' securities to the investment adviser, Thrivent Asset
Management, LLC (the "Adviser"). The Adviser has formed
a Valuation Committee (“Committee”) that is responsible for
overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions.  Open tax years are those that are open for examination by taxing authorities.  Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and
Delaware as well as certain foreign countries.  As of October 31,
2020, open U.S. Federal, Minnesota, Wisconsin and Delaware tax years include tax years ended October 31, 2017 through 2020.
Additionally, as of October 31, 2020, the tax year ended October
31, 2016 is open for Wisconsin.  The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2020, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Emerging Markets Debt Fund are declared and distributed monthly.
Dividends from Emerging Markets Equity Fund, International Equity
Fund and Low Volatility Equity Fund are declared and distributed annually.  Dividends from Short-Term Reserve Fund are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Certain Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2020, Core International
Equity Fund used equity futures to manage exposure to the equities market.
Foreign Currency Forward Contracts
— In connection
with purchases and sales of securities denominated in foreign currencies, certain Funds may enter into foreign currency
forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the realized- and change in unrealized-
foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed.
These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.
Swap Agreements
— Certain Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and
amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the
Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension or subordination to other obligations.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.
  The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of October 31, 2020, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Emerging Markets Debt
Securities Lending 6,981,155 – 6,981,155 6,752,173 – – 228,982
(^)
Emerging Markets Equity
Securities Lending 214,500 – 214,500 207,900 – – 6,600
(^)
International Equity
Securities Lending 8,557,141 – 8,557,141 6,978,860 – – 1,578,281
(^)
Low Volatility Equity
Securities Lending 4,196,100 – 4,196,100 4,082,825 – – 113,275
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
Fund Securities on Loan
Emerging Markets Debt $ 6,752,173
Emerging Markets Equity 207,900
International Equity 6,978,860
Low Volatility Equity 4,082,825

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Repurchase Agreements
— A Fund may engage in repurchase
agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the year ended October 31, 2020,
the Funds did not engage in this type of investment.
Loan Commitments
— Certain Funds may enter into loan
commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the
London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the
“Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments
often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.
All or a portion of these loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion; therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of
Investments. During the year ended October 31, 2020, none of the
Funds engaged in these types of investments.
Loss Contingencies
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Emerging Markets Equity Fund
are costs incurred by the Fund in order to establish it for sale.  These costs generally include any legal costs associated with registering the Fund.  These costs are amortized over a period of 12 months from inception.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the Financial Accounting Standards Board (FASB)
issued Accounting Standards Update (ASU) No. 2020-04 Reference
Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the
London Interbank Offered Rate (LIBOR) and other reference rates expected to be discontinued.  The ASU No. 2020-04 was effective immediately upon release of the standard on March 12, 2020 and can be applied prospectively through to December 31, 2022.  At this time, management is evaluating implications of these changes on the financial statements.
In-kind Contributions
—  During October 2020, the Thrivent Core International Equity Fund received an in-kind contribution which consisted of $24,354,891 in securities.  As a result of the in-kind contribution, Thrivent Core International Equity Fund issued shares at the net asset value per share on the date of contribution.  The in-kind amounts and shares issued are included in the Capital Stock Transactions of the Statement of
Changes in Net Assets for Thrivent Core International Equity Fund. These in-kind transactions were conducted at market value. The transactions were as follows:
Contributing Fund/Portfolio
Contribution
Date
Shares
Issued
Net Asset Value
per Share
In-kind
Amount
Aggressive Allocation Fund 10/27/2020 974,723 8.80 $8,577,562

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Fees
— The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the year ended October 31, 2020, the Adviser received aggregate fees for administrative and accounting personnel and services of $891,116 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the year ended, October 31,
2020, Thrivent Investor Services received $101,667 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market Fund is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$30,784 in fees from the Trust during the year ended October
31, 2020. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the year ended
October 31, 2020, no Funds borrowed cash through the interfund lending program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, such as wash sales and treatment of passive foreign investments companies.  At the end of the fiscal year, reclassifications between net asset accounts are made for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of organizational fees.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At October 31, 2020, the components of distributable earnings on a tax basis were as follows:
(a) Undistributed Ordinary Income includes income derived from
Short-Term Capital Gains.
Moderate Allocation Fund  10/26/2020 1,760,862 8.96 $15,777,329
Totals 2,735,585 $24,354,891
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Emerging Markets Debt $81,171 $(81,171)
Emerging Markets Equity 5,929 (5,929)
Low Volatility Equity (209,853) 209,853
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Emerging Markets Equity $4,195,406 $ –
International Equity 17,737,778 –
Low Volatility Equity 22,017,554 4,113,439
Short-Term Reserve 22,746 –

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

   At October 31, 2020, the following Funds had accumulated net realized capital loss carryovers as follows:
The tax character of distributions paid during the years ended October 31, 2020 and 2019 was as follows:
Ordinary Income (a) Long-Term Capital Gain
(a)  Ordinary income includes income derived from short-term capital gains.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2020, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2020, no Funds engaged in
these type of transactions.
(7) RELATED PARTY TRANSACTIONS
As of October 31, 2020, related parties held 100% of
the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move
with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats, or similar issues. As of October 31, 2020, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
The following risks are presented in alphabetical order. The significance of each risk varies by Fund.
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 36,643,103
Emerging Markets Equity 842,601
International Equity 122,448,053
Short-Term Reserve 444,720
Fund 10/31/2020 10/31/2019 10/31/2020 10/31/2019
Emerging Markets Debt $42,672,396 $ 35,639,665 $– $–
International Equity 32,400,474 28,842,752 – –
Low Volatility Equity 31,63 6 ,978 33,567,673 21,481,722 55,088
Short-Term Reserve 57,706,133 133,591,869 – –
In thousands
Fund Purchases Sales
Emerging Markets Debt $445,712 $320,584
Emerging Markets Equity 585,416 127,486
International Equity 541,351 560,347
Low Volatility Equity 1,310,501 913,631
Short-Term Reserve 1,015,050 1,727,645
In thousands
Fund Purchases Sales
Short-Term Reserve $1,060,404 $454,049
Fund Sector
% of
Total Net
Assets
Core Emerging Markets Debt Foreign Government 85.8%
Core Emerging Markets Equity Information Technology 25.2%
Core Short-Term Reserve Financials 40.0%
Core Short-Term Reserve U.S. Govt. & Agencies    31.9%

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The economic and political structures
of developing countries in emerging markets, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies.
Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries with less developed legal, tax, regulatory, and accounting systems. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses)
that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreak of infectious diseases. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement
process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government.
Health Crisis Risk
— The global pandemic outbreak of the
novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the
Fund to process shareholder redemptions, and negatively impact
Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. In addition, the phase out of LIBOR (the offered rate for short-term Eurodollar deposits between major international banks)
by the end of 2021 could lead to increased volatility and illiquidity in certain markets that currently rely on LIBOR to determine interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders of a
Fund (which may include institutional investors and affiliated Funds)
may make relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms, hedging strategies or
investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats or similar issues.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Prepayment Risk
— Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation

Thrivent Core Funds
Notes to Financial Statements
October 31, 2020

(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Quantitative Investing Risk is the
risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends.
Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

For A Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Year Ended 10/31/2020 $ 9.83 $ 0.45 $ (0.02) $ 0.43 $ (0.45) $ –
Year Ended 10/31/2019 9.04 0.44 0.79 1.23 (0.44) –
Year Ended 10/31/2018 9.86 0.40 (0.82) (0.42) (0.40) –
Year Ended 10/31/2017
(c)
10.00 0.05 (0.14) (0.09) (0.05) –
EMERGING MARKETS EQUITY FUND
Year Ended 10/31/2020
(d)
10.00 0.08 0.28 0.36 – –
INTERNATIONAL EQUITY FUND
Year Ended 10/31/2020 9.68 0.22 (1.07) (0.85) (0.38) –
Year Ended 10/31/2019 9.28 0.33 0.37 0.70 (0.30) –
Year Ended 10/31/2018
(e)
10.00 0.31 (1.02) (0.71) (0.01) –
LOW VOLATILITY EQUITY FUND
Year Ended 10/31/2020 12.10 0.23 (0.10) 0.13 (0.24) (0.38)
Year Ended 10/31/2019 10.54 0.24 1.72 1.96 (0.17) (0.23)
Year Ended 10/31/2018
(f)
10.00 0.13 0.41 0.54 – –
SHORT-TERM RESERVE FUND
Year Ended 10/31/2020 10.00 0.12 0.00 0.12 (0.12) 0.00
Year Ended 10/31/2019 10.00 0.26 0.00 0.26 (0.26) –
Year Ended 10/31/2018 10.00 0.20 0.00 0.20 (0.20) 0.00
Year Ended 10/31/2017 10.00 0.11 0.00 0.11 (0.11) –
Year Ended 10/31/2016
(g)
10.00 0.03 0.00 0.03 (0.03) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Since inception, September 5, 2017.
(d) Since commencement date of operations, February 3, 2020.
(e) Since inception, November 14, 2017.
(f) Since inception, February 28, 2018.
(g) Since inception, May 2, 2016.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.45) $ 9.81 4.49% $ 998.2 0.04% 4.61% 0.04% 4.61% 36%
(0.44) 9.83 13.84% 849.7 0.04% 4.63% 0.04% 4.63% 32%
(0.40) 9.04 (4.35)% 684.2 0.06% 4.38% 0.06% 4.38% 13%
(0.05) 9.86 (0.94)% 421.8 0.21% 3.48% 0.21% 3.48% 0%
– 10.36 3.60% 478.4 0.34% 2.35% 0.34% 2.35% 59%
(0.38) 8.45 (9.32)% 739.0 0.06% 2.50% 0.06% 2.50% 71%
(0.30) 9.68 7.99% 830.8 0.06% 3.54% 0.06% 3.54% 89%
(0.01) 9.28 (7.08)% 798.2 0.08% 3.42% 0.08% 3.42% 73%
(0.62) 11.61 0.98% 1,395.7 0.04% 2.02% 0.04% 2.02% 71%
(0.40) 12.10 19.42% 1,028.5 0.04% 2.19% 0.04% 2.19% 62%
– 10.54 5.40% 873.7 0.06% 1.88% 0.06% 1.88% 40%
(0.12) 10.00 1.23% 4,722.4 0.01% 1.26% 0.01% 1.26% 162%
(0.26) 10.00 2.59% 5,884.9 0.01% 2.55% 0.01% 2.55% 135%
(0.20) 10.00 2.01% 4,854.5 0.01% 1.99% 0.01% 1.99% 213%
(0.11) 10.00 1.12% 4,988.2 0.01% 1.11% 0.01% 1.11% 143%
(0.03) 10.00 0.32% 4,762.5 0.01% 0.67% 0.01% 0.67% 31%

Additional Information
(Unaudited)
PROXY VOTING
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. The Trust files a report of how it voted proxies relating to portfolio securities on Form N-PX with the SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 at SEC.gov.
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Trust will no longer file Form N-Q and will begin filing Form N-PORT with the SEC. Part F of each Fund’s
N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form
N-Q. Thrivent Money Market Fund is not included as part of Form N-PORT. The Trust’s most recent Schedule of Investments can be found at ThriventFunds.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Trust at the SEC’s Public
Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.
SHAREHOLDER NOTIFICATION OF FEDERAL TAX INFORMATION
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, Core Low Volatility Equity Fund hereby designates $21,481,722 as long-term capital gains distributed during the year ended October 31, 2020, or if subsequently determined to be different, the net capital gain of such year.
Core Low Volatility Equity Fund designates 60% of dividends declared from net investment income as dividends qualifying for the 70%
dividends received deduction for corporations and 62% as qualified dividend income for individuals under the Jobs and Growth Tax
Relief Reconciliation Act of 2003 for the tax period ending October 31, 2020.
Core International Equity Fund designates 88% of dividends declared from net investment income as qualified dividend income for individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003 for the tax period ending October 31, 2020.

Board of Trustees and Officers
The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of five series of the Trust and also serves as:
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 25 funds that offer Class A and Class S shares.
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 32 funds that serve as underlying funds for variable contracts issued by Thrivent Financial and separate accounts of insurance companies not affiliated with Thrivent Financial.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.
David Royal also serves as Trustee of Thrivent Church Loan and Income Fund, a closed-end registered investment company for which the
Adviser serves as investment adviser. None of the other Trustees serves on the board of Thrivent Church Loan and Income Fund.
The Trust, Thrivent Mutual Funds, Thrivent Series Fund, Inc., Thrivent Cash Management Trust, and Thrivent Church Loan and Income Fund
are referred to herein as the “Fund Complex.” The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-4836.
Interested Trustees (1)(2)(3)(4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2016
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017; VP, President, Mutual
Funds, Thrivent Financial from  2015 to 2017; Vice President and Deputy General Counsel, Thrivent
Financial from 2006 to 2015. Currently, Director of Thrivent Trust Company and Advisory Board Member of
Twin Bridge Capital Partners; Director of Children's Cancer Research Fund until 2019; Director of Fairview
Hospital Foundation until 2017.
Russell W. Swansen
(1957)
2016
Retired; Senior Vice President and Chief Investment Officer, Thrivent Financial from 2003 to 2017.
Currently, Advisory Board member of Twin Bridge Capital Partners, a registered investment advisory firm, since 2005; Director of Children’s Cancer Research Fund until 2017.
Independent Trustees (2)(3)(4)(5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2016
Retired. Independent Trustee of North American Electric Reliability Corporation (the electric reliability organization ("ERO") for North America) since 2008.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014.Director and member of the Audit and Risk
Oversight Committees of E*TRADE Financial Corporation and Director of E*TRADE Bank from 2019 to
2020; Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere
Investment Group plc since 2016.
Marc S. Joseph
(1960)
2016
Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of Triangle Crest (private investing and consulting firm) since 2004.
Paul R. Laubscher
(1956)
2016
Portfolio Manager for U.S. private real estate and private equity portfolios of IBM Retirement Funds.
James A. Nussle
(1960)
2016
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009. Advisory Board member of AVISTA Capital Partners (private equity firm) from 2010 to 2015.

Board of Trustees and Officers
Independent Trustees (2)(3)(4)(5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Verne O. Sedlacek
(1954)
2017
Chief Executive Officer of E&F Advisors LLC (consulting) since 2015; President & Chief Executive Officer of the Commonfund from 2003 to 2015. Chairman of the Board of Directors of AGB Institutional Strategies
from 2016 to 2019.
Constance L. Souders
(1950)
2016
Retired.

Board of Trustees and Officers
Executive Officers (2)(4)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Trustee, President and Chief Investment Officer
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017;
VP, President, Mutual Funds, Thrivent Financial from 2015 to 2017; Vice President and Deputy General Counsel, Thrivent Financial from 2006 to 2015.
Gerard V. Vaillancourt (1967)
Treasurer and Principal Accounting Officer
Vice President and Mutual Funds Chief Financial Officer, Thrivent Financial since
2017; Vice President, Mutual Fund Accounting, Thrivent Financial from 2006 to
2017.
Michael W. Kremenak (1978)
Secretary and Chief Legal Officer
Vice President, Thrivent Financial since 2015; Senior Counsel, Thrivent Financial from 2013 to 2015.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer - Thrivent Funds, Thrivent Financial since
2018; Director, Chief Compliance Officer - Thrivent Funds, Thrivent Financial from
2010 to 2018.
Kathleen M. Koelling (1977)
Privacy Officer (6)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Vice
President, Managing Counsel, Thrivent Financial from 2016 to 2018; Privacy
Officer, Thrivent Financial since 2011; Anti-Money Laundering Officer, Thrivent
Financial from 2011 to 2019; Senior Counsel, Thrivent Financial from 2002 to 2016.
Sharon K. Minta (1973)
Anti-Money Laundering Officer (6)
Director, Compliance, Anti-Money Laundering Officer and Manager of Identity
Theft and Customer Fraud/Special Investigations Unit, Thrivent Financial since
2019; Compliance Manager, Anti-Money Laundering, Customer Fraud/Special
Investigations Unit and Identity Theft programs, Thrivent Financial from 2014 to
2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since
2015; Vice President, Marketing, American Century Investments from 2006 to
2015.
Monica L. Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Kathryn A. Stelter (1962)
Vice President
Vice President, Mutual Funds Chief Operations Officer, Thrivent Financial since
2017; Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from
2015 to 2017; Associate Counsel, Ameriprise Financial, Inc. from 2013 to 2015.
John D. Jackson (1977)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC
Global Asset Management (US) Inc. from 2011 to 2017.
Sarah L. Bergstrom (1977)
Assistant Treasurer
Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund
Accounting Administration, Thrivent Financial from 2007 to 2017.
(1) “Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal is considered an interested person because of his principal occupation with Thrivent Financial. Mr. Swansen is considered an interested person because of his past occupation with Thrivent Financial.
(2) Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3) Each Trustee, other than Mr. Royal, oversees 63 portfolios. Mr. Royal oversees 64 portfolios.
(4) The address for each Trustee and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5) The Trustees, other than Mr. Royal and Mr. Swansen , are not “interested persons” of the Trust and are referred to as
“Independent Trustees.”
(6) The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied
by the current prospectus for Thrivent Core Funds, which
contains more complete information about the Trust,
including investment objectives, risks, charges and
expenses.